UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.

September 30, 2008

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

September 30, 2008 Oppenheimer Management Limited Term Commentaries and Municipal Fund Annual Report
M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook Listing of Top Holdings A N N U A L R E P O RT Fund Performance Discussion Listing of Investments Financial Statements “After 25 years in the business of municipal fund management, I still don’t pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders.” — Ronald H. Fielding, Chief Strategist, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	19.6%
Single Family Housing	11.3
Hospital/Health Care	10.6
Marine/Aviation Facilities	10.4
Multifamily Housing	7.7
Electric Utilities	5.6
Industrial Conglomerates	4.9
Resource Recovery	2.6
Student Loans	2.3
Gas Utilities	1.8
Portfolio holdings are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
Credit Allocation

AAA	20.6%
AA	30.0
A	8.5
BBB	35.6
BB or lower	5.3
Allocations are subject to change. Percentages are as of September 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 7.92% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. In a 12-month period marked by significant turbulence in the world’s equity and credit markets and by broad price volatility as investors adjusted their perspectives on risk tolerance, the net asset value (NAV) of Oppenheimer Limited Term Municipal Fund’s Class A shares fell and the Fund’s total returns were negative. As of September 30, 2008, the Fund nonetheless provided the highest level of tax-free income among its peer funds and more income, on a tax-equivalent basis, than many corporate fixed-income alternatives. Based on the distribution for the 28-day accrual period ended September 23, 2008, the distribution yield at the end of this reporting period for the Fund’s Class A shares was 4.82% at NAV.1
     Oppenheimer Limited Term Municipal Fund distributed dividends of 69.1 cents per Class A share this reporting period, including a small amount of ordinary income. The monthly dividend distribution per Class A share of Oppenheimer Limited Term Municipal Fund increased from 5.7 cents to 5.8 cents with the March 2008 payout. No capital gains were distributed this reporting period.
     At the end of this reporting period, the Fund had nearly 1,300 holdings and an overall credit quality of A-plus. Despite the broad turmoil in the municipal market, the default rate in this portfolio remained in line with our expectations, and we remain confident in the long-term structural advantages of the Fund’s investments.
     As the charts on pages 24 to 26 show, the Fund’s total returns were negative this reporting period as investors grew increasingly concerned about risk and widening credit spreads. Credit spread widening is typically more detrimental to the sectors and types of securities the Fund favors than to our Fund’s benchmark.
     In the Hospital/Health Care sector, which comprised 10.6% of the Fund’s market value on September 30, 2008, one acquisition in particular illustrates how the Fund benefited from its entry into the auction rate securities (ARS) market. An ARS is a long-term municipal security with an interest rate that resets at a specific frequency (typically 7 to 35 days) through an auction process. Many municipal auctions failed this reporting period because bidders were in short supply. These auction failures created financial headaches for investors who bought bonds with the assumption that their investments would remain highly liquid, and they also pushed the short-term rates on some bonds into the double digits. Intrigued by the opportunity to purchase high-yielding bonds, we applied our

1.	Falling share prices artificially increase yields.
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
credit research expertise to the municipal auction inventory and identified some highly attractive bonds with resetting rates. For example, in mid-February, the Fund purchased Glynn-Brunswick (Ga.) Memorial Housing Authority bonds with a 10% rate. These bonds—which represented about 1% of the Fund’s invested assets on February 29, 2008, and were sold in mid-March—had a brief tenure in the portfolio but nonetheless helped the Fund deliver high levels of tax-free yield to investors this reporting period. By September 30, 2008, more than $100 billion of municipal auction rate securities had been refinanced into lower-yielding credit structures, and the municipal auctions became far less attractive to yield-seeking investors. The Fund’s participation in the municipal auctions, we believe, demonstrates the Rochester investment team’s flexibility and responsiveness to evolving market conditions.
     The Fund continued to maintain sizable holdings in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. The Rochester investment team was among the early believers in the structural and yield advantages of these types of bonds, which are backed by state and/or territory proceeds from a national litigation settlement with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 19.6% of Fund investments and comprised the Fund’s largest sector.2
     The Fund’s current weighting in MSA-backed bonds reflects our belief that these bonds offer an exceptional opportunity for yield-seeking investors. Over the years, many tobacco bonds have repaid principal earlier than their scheduled final maturity. Additionally, interest payments and scheduled payments of principal on the tobacco bonds this Fund holds have always been made in a timely manner. The widening of credit spreads has continued to exert pressure on the prices of tobacco bonds this reporting period, and we took advantage of this market condition to add high-yielding MSA-backed securities to the Fund’s portfolio.
     As we have seen, industry litigation can create headline-induced volatility in this sector. We nonetheless continue to believe that the long-term impact of tobacco-related court cases should be negligible. If anything, the latest headlines have been quite favorable. In early April, a three-judge panel in federal appeals court reversed an earlier decision that had granted class-action status to smokers of “light” cigarettes. The panel ruled that individual cases were too distinct from one another to qualify as a “class.” In June, the

2.	Bond investments may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

U.S. Supreme Court announced that it would take a third look at a long-running dispute between the family of a deceased smoker and Philip Morris. Twice before, the Supreme Court has ruled that the punitive damages awarded in Oregon were excessive. The Philip Morris case is one of two tobacco-related cases on the Supreme Court’s fall docket. The Court will also rule on a dispute about which laws regulate the advertising of “light” cigarettes.
     Throughout this reporting period, news about rising foreclosure rates and declining sales has fostered concerns about the long-term viability of all sorts of real estate-related investments, and bond prices in the Fund’s single-family and multifamily housing sectors have declined. The Fund’s single-family housing bonds (11.3% the Fund’s invested assets as of September 30, 2008) are high-grade securities that have been issued by state agencies. Our multifamily housing bonds represented 7.7% of the Fund’s invested assets as of September 30, 2008. Shareholders should note that the Fund’s small investment in an affordable, multifamily housing project in Amarillo, Texas, continued to underperform this reporting period. As reported in the September 2007 annual report to shareholders, the projects’ sponsor, the American Housing Foundation, had announced its intention to refinance the project in part by selling tax credits. The deadline for this refinancing has been extended and, as of this writing, it appears the earliest potential refinancing date would be in the first quarter of 2009. As of September 30, 2008, the interest payments that were due September 1, 2008, had not been paid, and earlier interest payments arrived three months late. Additionally, principal payments are overdue on one of the three bonds held by the Fund. As of September 30, 2008, the Fund had little remaining exposure, and this investment represented less than one-third of 1% of the Fund’s invested assets.
     Shareholders should note that the Fund does not invest in the securities created from pools of sub-prime mortgages nor in collateralized debt obligations (CDOs) and thus has no exposure to these credits. The overall credit quality of our housing-sector investments has been unaffected by the developments in the sub-prime mortgage market, but nonetheless prices of single-family and multifamily housing bonds fell this reporting period.
     The Fund also continued to be invested in the airline sector this reporting period. Many of the Fund’s holdings are backed by a security interest in the airport terminal buildings or maintenance facilities whose construction they finance and, as a result, these bonds offer investors a fair amount of principal protection—even as economic conditions and fuel costs create financial challenges for many carriers. For example, about 1% of the Fund’s assets have been invested in Tulsa (Okla.) Municipal Airport Trust bonds that are secured by American Airlines’ largest maintenance facility. The vast majority of these bonds mature in June 2035 and have a yield of 6%. To our shareholders’ benefit, we have
21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
found that the long-term performance of secured bonds in this sector is not dependent on airline profitability but more closely linked with overall passenger traffic, which has been rising. While speculation about future mergers or bankruptcy filings has contributed to price volatility and underperformance in this sector this reporting period, our experience leads us to believe that most issuers of airline-backed securities we hold will remain current with the principal and interest payments, as they have done in the past. As of September 30, 2008, the airline-backed sector represented 1.4% of the Fund’s invested assets.
     The Fund continued to invest in municipal inverse-floating-rate securities this reporting period. These are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. With generally higher tax-free yields than regular fixed-rate bonds of comparable maturity and credit quality, these securities helped the Fund provide higher dividends this reporting period as the yield curve steepened. However, these securities often face greater price volatility than comparable fixed-rate bonds, and the volatility this reporting period detracted from the Fund’s overall performance.
     The Fund uses a dollar-weighted approach to measuring the average maturity of its securities. While the average effective maturity of the Fund’s portfolio is generally limited to 5 years or less, the maturity of the portfolio might not meet that target at all times. Because of market events and interest rate changes, the average effective maturity at the end of this reporting period was more than 5 years. As usual, the Fund held securities with stated and effective maturities of more and less than 5 years. It also delivered higher levels of tax-free income with considerably less share-price volatility than many longer-term funds this reporting period.
     Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2008. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     The Fund’s performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market, and the Consumer Price Index, a non-securities index that measures change in the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the indices.
23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Limited Term Municipal Fund (Class A) Lehman Brothers Municipal Bond Index Consumer Price Index 20,000 18,000 16,000 $15,151 14,000 $14,089 $13,373
12,000 $10,000 10,000 $9,650 0 9/30/98 9/30/99 9/30/00 9/30/01 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 Average Annual Total Returns of Class A Shares with Sales Charge of the Fund at 9/30/08 1-Year -8.19% 5-Year 3.03% 10-Year 3.49%
24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Limited Term Municipal Fund (Class B) Lehman Brothers Municipal Bond Index Consumer Price Index $20,000 18,000 16,000 $15,151 14,000 $13,955 $13,373 12,000 $10,000 10,000 0 9/30/98 9/30/99 9/30/00 9/30/01 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 Average Annual Total Returns of Class B Shares with Sales Charge of the Fund at 9/30/08 1-Year -9.19% 5-Year 2.80% 10-Year 3.39%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. See page xx for further performance information. Because Class B shares convert to Class A shares 72 months after purchase, since-inception return for Class B shares uses Class A performance for the period after conversion. See page 27 for further information.
25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Lehman Brothers Municipal Bond Index Consumer Price Index $20,000 18,000 16,000 $15,151 14,000 $13,544 $13,373 12,000 $10,000 10,000 0 9/30/98 9/30/99 9/30/00 9/30/01 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 Average Annual Total Returns of Class C Shares with Sales Charge of the Fund at 9/30/08 1-Year -6.50% 5-Year 3.00% 10-Year 3.08%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. See page xx for further performance information. Because Class B shares convert to Class A shares 72 months after purchase, since-inception return for Class B shares uses Class A performance for the period after conversion. See page 27 for further information.
26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$963.70	$5.46
Class B	1,000.00	959.90	9.35
Class C	1,000.00	959.90	9.16

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.45	5.62
Class B	1,000.00	1,015.50	9.62
Class C	1,000.00	1,015.70	9.42
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	1.11%
Class B	1.90
Class C	1.86
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Municipal Bonds and Notes—106.7%
Alabama—1.9%
$35,000	AL HFA (South Bay Apartments)	5.950%	02/01/2033	04/22/2028	A	$32,985
4,610,000	Bay Minette, AL Industrial Devel. Board (B.F. Goodrich)	6.500	02/15/2009	02/15/2009		4,617,699
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)	5.750	03/01/2027	02/19/2023	A	134,628
30,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	11/15/2008	B	30,049
4,900,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[2]	7.250	04/01/2015	04/01/2009	B	4,915,680
3,720,000	Bessemer, AL Medical Clinic Board (Carraway Medical Center)[2]	6.750	04/01/2011	04/01/2009	B	3,730,379
30,000	Birmingham, AL Airport Authority[1]	5.375	07/01/2020	07/01/2009	B	30,947
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	A	60,462
50,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.375	06/01/2017	12/01/2008	B	50,572
190,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)	6.700	11/01/2029	11/01/2029		179,446
125,000	Fairview, AL Governmental Utility Services Corp. (East Cullman Water System)[1]	6.000	02/01/2020	02/01/2009	B	123,333
5,000	Huntsville, AL Industrial Devel. Board (Coltec Industries)	9.875	10/01/2010	10/01/2008	B	5,027
100,000	Jefferson County, AL Sewer	5.375	02/01/2027	05/22/2025	A	69,487
290,000	Jefferson County, AL Sewer	5.625	02/01/2022	03/18/2021	A	201,669
45,000	Mobile, AL Industrial Devel. Board (International Paper Company)	6.700	03/01/2024	03/01/2024		42,857
50,000	Mobile, AL Limited Obligation Tax	5.500	02/15/2023	02/15/2014	B	49,024
5,000	Montgomery, AL Special Care Facilities Financing Authority (Baptist Medical Center)	5.375	09/01/2022	03/01/2009	B	4,876
4,795,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.250	03/01/2013	03/01/2009	B	4,795,911
15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.375	03/01/2024	03/01/2009	B	15,782,628
65,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2016	02/01/2009	B	65,443
80,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2022	02/01/2009	B	80,062

						35,003,164
Alaska—2.0%
25,000	AK HFC (Veterans Mtg.)	5.200	12/01/2014	12/01/2014		24,325
85,000	AK HFC, Series A-1[1]	5.500	12/01/2017	01/02/2010	C	85,571
20,000	AK HFC, Series A-2	5.750	06/01/2024	03/09/2010	C	20,141
F1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Alaska Continued
$73,000,000	AK HFC, Series A-2	5.782%[3]	06/01/2037	12/01/2008	B	$13,518,140
15,000	AK HFC, Series A-2	5.900	06/01/2014	12/01/2009	B	15,217
18,240,000	AK HFC, Series A-2[1]	6.200	12/01/2021	06/01/2009	B	18,504,480
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250	12/01/2021	01/07/2020	A	8,964
500,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	01/01/2009	B	485,125
35,000	AK International Airports, Series C1	6.100	10/01/2017	10/01/2009	B	35,177
4,595,000	AK Northern Tobacco Securitization Corp. (TASC)	4.625	06/01/2023	07/01/2012	C	3,947,748
15,000	AK Northern Tobacco Securitization Corp. (TASC)	6.200	06/01/2022	06/01/2010	C	15,612

						36,660,500
Arizona—2.9%
35,075,000	AZ Health Facilities Authority (Banner Health System)[1,2]	6.000	01/01/2030	01/01/2013	B	35,175,315
50,000	AZ Student Loan Acquisition Authority	5.900	05/01/2024	02/26/2022	A	47,038
1,375,000	Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)	6.750	10/01/2031	05/07/2028	A	1,289,131
1,660,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)	7.750	07/01/2021	01/01/2009	B	1,697,682
1,365,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	12/10/2022	A	1,258,612
1,785,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	07/01/2011	C	1,700,659
15,000	Maricopa County, AZ IDA (Sun King Apartments)	5.875	11/01/2008	11/01/2008		15,008
50,000	Maricopa County, AZ IDA (Villas de Merced Apartments)	5.450	12/20/2027	09/05/2023	A	45,193
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)	5.600	07/01/2013	07/01/2013		14,693
3,975,000	Phoenix, AZ IDA (Capitol Mews Apartments)	5.700	12/20/2040	05/21/2031	A	3,570,146
1,670,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.500	11/01/2017	11/01/2017		1,455,355
255,000	Phoenix, AZ IDA (Single Family Mtg.)	6.650	10/01/2029	11/15/2008	C	258,251
50,000	Pima County, AZ IDA (International Studies Academy)	6.750	07/01/2031	07/01/2031		46,623
5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)[1]	5.500	09/01/2012	04/28/2010	A	5,277
745,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.250	07/01/2038	01/01/2013	C	743,264
3,570,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.350	01/01/2038	12/01/2015	C	3,072,485
1,750,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	07/03/2023	A	1,648,640

						52,043,372
F2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Arkansas—0.1%
$500,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800%		12/01/2020	01/12/2019	A	$483,450
375,000	AR Devel. Finance Authority (Single Family Mtg.)	5.300		07/01/2024	07/01/2012	B	376,624
50,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)	6.100		12/01/2016	12/01/2008	B	50,123
40,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)	6.300		12/01/2016	12/01/2008	B	40,105
45,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		12/01/2016	12/01/2016		43,181
610,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)	6.300		11/01/2020	11/01/2008	B	600,149
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)	7.500		08/01/2013	02/01/2009	B	875,744

							2,469,376
California—6.0%
7,440,000	CA County Tobacco Securitization Agency (TASC)	0.000	[4]	06/01/2021	03/15/2014	A	5,250,185
5,500,000	CA County Tobacco Securitization Agency (TASC)	0.000	[4]	06/01/2028	09/14/2018	C	3,514,995
3,095,000	CA County Tobacco Securitization Agency (TASC)	0.000	[4]	06/01/2036	11/23/2021	A	1,907,820
3,000,000	CA County Tobacco Securitization Agency (TASC)	0.000	[4]	06/01/2041	09/10/2024	A	1,829,700
3,125,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	04/24/2013	A	2,617,625
3,740,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	12/01/2012	A	3,257,428
2,770,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2027	12/25/2013	A	2,472,834
2,505,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	08/27/2019	A	2,026,119
5,615,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2029	08/24/2012	A	5,059,340
135,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	06/26/2020	A	111,441
29,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	0.000	[4]	06/01/2037	05/22/2022	A	14,662,690
5,655,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500		06/01/2027	09/28/2013	C	4,659,890
2,000,000	CA Hi-Desert Memorial Health Care District	5.500		10/01/2019	04/25/2018	A	1,874,380
2,610,000	CA Statewide CDA (Fairfield Apartments)	6.500		01/01/2016	12/22/2011	C	2,520,608
8,000,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	06/30/2020	A	7,497,920
F3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$4,785,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	4.625%		06/01/2021	06/23/2013	A	$4,339,086
52,500,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.900	[3]	06/01/2036	07/06/2023	A	5,302,500
75,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	02/01/2009	B	75,015
7,500,000	Northern CA Gas Authority[1]	2.590	[5]	07/01/2027	07/01/2027		3,825,000
12,960,000	Northern CA Tobacco Securitization Authority (TASC)	4.750		06/01/2023	01/01/2013	C	11,037,254
500,000	Riverside County, CA Public Financing Authority COP	5.750		05/15/2019	05/15/2011	B	487,375
5,000,000	San Diego, CA Certificates (Water Utility Fund)[1]	5.200		08/01/2024	05/28/2023	A	4,812,700
8,000,000	San Diego, CA Public Facilities Financing Authority	5.250		05/15/2020	11/15/2008	B	8,000,560
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.250		05/15/2027	06/21/2025	A	235,808
2,000,000	San Marcos, CA Special Tax	5.900		09/01/2028	05/02/2026	A	1,791,020
6,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.125		03/01/2013	04/06/2011	A	6,108,600
5,615,000	Southern CA Tobacco Securitization Authority	4.750		06/01/2025	03/31/2013	C	4,675,947

							109,953,840
Colorado—0.8%
25,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)	6.000		11/20/2015	11/20/2008	B	25,009
50,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)	6.100		11/20/2025	11/20/2008	B	49,162
90,000	CO Health Facilities Authority (Northern Colorado Medical Center)[1]	6.000		05/15/2020	11/15/2008	B	92,583
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700		10/01/2021	12/01/2008	B	5,001
50,000	CO Hsg. & Finance Authority (Multifamily)	5.900		10/01/2038	08/15/2034	A	46,558
5,000	CO Hsg. & Finance Authority (Single Family)	5.150		11/01/2016	05/01/2010	B	5,024
780,000	CO Hsg. & Finance Authority (Single Family)	5.483	[3]	11/01/2029	05/01/2010	B	243,032
560,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	08/01/2009	C	570,657
10,000	CO Hsg. & Finance Authority (Single Family)	6.050		10/01/2016	02/01/2009	C	10,336
260,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450		04/01/2030	04/01/2016	B	262,582
1,225,000	CO Hsg. & Finance Authority (Single Family)	6.800		04/01/2030	12/01/2008	C	1,251,644
45,000	CO Hsg. & Finance Authority (Single Family)[1]	7.250		10/01/2031	03/20/2009	C	47,068
25,000	CO Hsg. & Finance Authority (Single Family)	7.450		10/01/2016	12/08/2008	C	25,670
5,000	CO Hsg. & Finance Authority (Single Family)	7.450		11/01/2027	11/01/2012	B	5,087
365,000	CO Hsg. & Finance Authority (Single Family)	7.500		04/01/2031	02/27/2010	C	378,363
70,000	CO Hsg. & Finance Authority (Single Family)	7.550		11/01/2027	05/01/2013	B	71,894
F4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Colorado Continued
$5,000	CO Hsg. & Finance Authority, Series A	7.400%	11/01/2027	12/01/2008	C	$5,063
55,000	CO Hsg. & Finance Authority, Series C-2	6.875	11/01/2028	03/01/2009	C	55,593
280,000	CO Hsg. & Finance Authority, Series D-2	6.350	11/01/2029	02/02/2009	C	287,616
5,000	CO Water Resources & Power Devel. Authority, Series A	5.600	11/01/2017	11/01/2008	B	5,046
20,000	CO Water Resources & Power Devel. Authority, Series A	5.750	11/01/2010	11/01/2008	B	20,034
150,000	Denver, CO City & County (Helen G. Bonfils Foundation)[1]	5.250	12/01/2012	12/01/2008	B	150,239
25,000	Denver, CO City & County Airport	6.125	11/15/2025	11/29/2024	A	23,983
2,000,000	Denver, CO City & County Airport, Series A 6	6.000	11/15/2014	11/15/2010	B	2,029,250
3,000,000	Denver, CO City & County Airport, Series A 6	6.000	11/15/2015	11/15/2010	B	3,032,400
3,000,000	Denver, CO City & County Airport, Series A 6	6.000	11/15/2016	11/15/2010	B	3,020,445
2,000,000	Denver, CO City & County Airport, Series A 6	6.000	11/15/2018	11/15/2010	B	2,002,120

						13,721,459
Connecticut—0.9%
30,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2026	04/24/2025	A	25,350
10,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2031	11/07/2029	A	8,365
435,000	CT Devel. Authority (Bridgeport Hydraulic Company)	6.150	04/01/2035	10/01/2008	B	435,100
135,000	CT Devel. Authority (Bridgeport Hydraulic Company)	6.150	04/01/2035	04/01/2035		120,794
40,000	CT Devel. Authority (Church Homes)	5.700	04/01/2012	04/01/2009	B	40,161
1,000,000	CT Devel. Authority (Mary Wade Home)	6.375	12/01/2018	12/01/2009	B	1,019,020
2,000,000	CT Devel. Authority Airport Facility (Learjet)	7.950	04/01/2026	10/01/2014	B	2,073,320
11,000,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)	5.950	09/01/2028	09/01/2028		10,049,710
30,000	CT GO	5.650	03/15/2012	03/15/2009	B	30,060
125,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2019	01/01/2009	B	125,153
770,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2025	01/01/2009	B	764,471
55,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	01/01/2009	B	55,229
420,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	6.500	07/01/2012	01/01/2009	B	421,088
185,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	01/01/2009	B	182,589
20,000	CT H&EFA (New Horizons)[1]	5.875	11/01/2012	11/01/2008	B	20,039
10,000	CT HFA	5.125	05/15/2021	11/15/2009	B	9,917
30,000	CT HFA	5.200	11/15/2020	02/04/2018	A	28,272
10,000	CT HFA	5.375	11/15/2018	05/15/2009	B	9,765
130,000	CT HFA, Series C1	5.500	11/15/2035	04/13/2033	A	115,781
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)	6.500	07/01/2018	03/09/2016	A	92,245
F5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Connecticut Continued
$205,000	Eastern CT Res Rec (Wheelabrator Lisbon)	5.500%		01/01/2014	10/26/2011	A	$200,240
600,000	Mashantucket, CT Western Pequot Tribe, Series B	5.600		09/01/2009	09/01/2009		604,338

							16,431,007
Delaware—1.2%
25,000	DE EDA (General Motors Corp.)	5.600		04/01/2009	04/01/2009		23,943
600,000	DE EDA (United Waterworks)[1]	6.200		06/01/2025	12/01/2008	B	606,114
345,000	DE Hsg. Authority (Multifamily Mtg.)	6.950		07/01/2014	07/25/2010	A	361,984
20,000	DE Hsg. Authority (Multifamily Mtg.)	7.375		01/01/2015	09/11/2011	A	18,698
20,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.450		01/01/2032	01/01/2009	C	20,146
5,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.500		07/01/2013	01/01/2009	B	5,041
20,000	DE Hsg. Authority (Single Family Mtg.)	5.550		07/01/2009	07/01/2009		20,128
20,955,000	DE Hsg. Authority (Single Family Mtg.)	5.600		07/01/2039	04/07/2013	C	20,299,318
30,000	DE Hsg. Authority (Single Family Mtg.)[1]	6.050		07/01/2028	07/01/2009	B	30,404

							21,385,776
District of Columbia—1.6%
200,000	District of Columbia (James F. Oyster Elementary School)	6.450		11/01/2034	11/16/2033	A	173,116
115,000	District of Columbia HFA (Single Family), Series A	6.850		06/01/2031	06/28/2009	C	115,831
10,000	District of Columbia HFA (Single Family), Series B	5.850		12/01/2018	12/01/2008	B	10,112
25,000	District of Columbia HFA (Single Family), Series B	5.900		12/01/2028	06/01/2009	B	25,288
10,185,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	11/01/2011	C	9,660,269
11,320,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	01/29/2025	A	10,347,612
207,670,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.000	[3]	06/15/2046	06/13/2024	A	8,400,252

							28,732,480
Florida—10.2%
4,640,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250		05/01/2016	05/01/2016		3,983,626
15,000	Baker County, FL Hospital Authority	5.300		12/01/2023	11/04/2019	A	12,479
15,000	Bay County, FL Water System[1]	6.250		09/01/2014	03/01/2009	B	15,038
1,390,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment	7.125		05/01/2012	01/10/2010	A	1,373,737
6,000,000	Brevard County, FL Health Facilities Authority (Holmes Regional Medical Center)[1]	5.600		10/01/2010	10/01/2008	B	6,012,540
250,000	Brevard County, FL Health Facilities Authority (Holmes Regional Medical Center)[1]	5.625		10/01/2014	10/01/2008	B	250,430
F6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Health Services)[1]	5.400%	04/01/2013	10/01/2008	B	$10,016
20,000	Brevard County, FL Health Facilities Authority (Wuesthoff Memorial Hospital)[1]	5.300	04/01/2011	10/01/2008	B	20,032
30,000	Brevard County, FL Industrial Devel. (The Kroger Company)	7.250	01/01/2009	01/01/2009		30,068
2,000,000	Broward County, FL Airport Facilities (Learjet)	7.500	11/01/2020	11/01/2014	B	2,008,200
80,000	Broward County, FL Airport System[1]	5.125	10/01/2017	10/01/2017		76,022
5,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2014	10/01/2008	B	4,980
75,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2015	10/01/2008	B	73,824
440,000	Broward County, FL HFA	5.400	10/01/2038	10/04/2010	C	365,957
70,000	Broward County, FL HFA (Bridgewater Place Apartments)	5.500	04/01/2041	06/23/2038	A	61,084
365,000	Broward County, FL HFA (Cross Keys Apartments)	5.800	10/01/2033	08/20/2031	A	330,307
180,000	Broward County, FL HFA (Pompano Oaks Apartments)	6.100	12/01/2038	04/19/2034	A	171,882
55,000	Broward County, FL HFA (Praxis of Deerfield Beach III)	5.300	09/01/2023	07/21/2021	A	50,024
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)	5.350	03/01/2031	12/14/2027	A	79,116
80,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	06/15/2024	A	73,301
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	09/23/2019	A	46,890
35,000	Broward County, FL Port Facilities[1]	5.000	09/01/2027	12/28/2023	A	29,262
105,000	Cape Coral, FL Health Facilities Authority (Gulf Care)	6.000	10/01/2016	10/01/2008	B	105,230
20,000	Clay County, FL HFA (Single Family Mtg.)	5.300	10/01/2029	07/31/2025	A	17,625
30,000	Collier County, FL HFA (Saxon Manor Isle Apartments)	5.450	03/01/2030	10/31/2026	A	26,861
380,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	06/27/2024	A	339,492
245,000	Collier County, FL HFA (Whistlers Green Apartments)	5.450	06/01/2039	08/10/2034	A	211,832
840,000	Collier County, FL IDA (Allete)	6.500	10/01/2025	10/01/2025		800,545
1,800,000	Concorde Estates, FL Community Devel. District	5.000	05/01/2011	11/01/2008	A	1,701,882
10,000	Cypress Club, FL Special Recreational District	7.100	09/01/2013	03/01/2009	B	10,034
100,000	Dade County, FL GO (Seaport)[1]	5.125	10/01/2016	10/01/2008	B	100,140
F7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$145,000	Dade County, FL GO (Seaport)[1]	5.125%	10/01/2021	10/01/2008	B	$145,010
70,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	10/01/2008	B	70,011
225,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	10/01/2008	B	225,360
120,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	04/01/2009	B	119,999
1,605,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	10/01/2008	B	1,608,001
100,000	Dade County, FL HFA (Golden Lakes Apartments)	6.000	11/01/2032	09/14/2030	A	88,960
45,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	10/29/2036	A	39,405
20,000	Dade County, FL HFA (New Horizons Associates)	5.875	07/15/2024	01/15/2010	B	20,083
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	03/01/2009	B	106,406
170,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	08/24/2026	A	158,085
75,000	Dade County, FL Res Rec[1]	5.500	10/01/2010	10/01/2008	B	75,140
985,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	10/01/2008	B	986,369
45,000	Duval County, FL HFA (Single Family Mtg.)	5.300	04/01/2029	04/01/2010	B	45,167
900,000	East Homestead, FL Community Devel. District	5.000	05/01/2011	05/01/2011		850,941
35,000	Edgewater, FL Water & Sewer[1]	5.500	10/01/2013	10/01/2008	B	35,057
205,000	Edgewater, FL Water & Sewer[1]	5.500	10/01/2021	10/01/2008	B	205,059
5,140,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	07/01/2020		5,218,077
115,000	Escambia County, FL Health Facilities Authority (Baptist Manor)	5.125	10/01/2019	11/06/2017	A	107,861
10,000	Escambia County, FL HFA (Single Family Mtg.)	5.500	10/01/2031	02/24/2028	A	8,957
5,000	Escambia County, FL School Board COP[1]	5.500	02/01/2016	02/01/2009	B	5,008
1,250,000	Fiddler’s Creek, FL Community Devel. District	5.800	05/01/2021	05/01/2021		1,155,263
1,000,000	Fiddler’s Creek, FL Community Devel. District	5.875	05/01/2021	10/12/2015	A	930,520
50,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.600	07/01/2013	01/01/2009	B	50,085
95,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2021	01/01/2009	B	95,130
150,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2025	01/01/2009	B	150,008
10,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2017	01/01/2009	B	10,027
25,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2023	01/01/2009	B	25,066
235,000	FL Capital Projects Finance Authority (Peerless Group)	7.500	08/01/2019	12/06/2014	A	212,863
F8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000%	08/01/2017	02/01/2009	B	$20,024
2,585,000	FL Gateway Services Community Devel. District	5.500	05/01/2010	11/01/2008	A	2,540,771
20,000	FL GO (Jefferson County Road)[1]	5.900	05/01/2010	11/01/2008	B	20,052
150,000	FL HFA[1]	6.300	09/01/2036	09/01/2009	B	145,773
35,000	FL HFA[1]	6.350	07/01/2028	01/01/2009	B	35,266
80,000	FL HFA[1]	6.350	07/01/2028	01/01/2009	B	80,672
15,000	FL HFA (Brittany of Rosemont)[1]	6.050	07/01/2015	01/01/2009	B	15,005
20,000	FL HFA (Grand Court Apartments)	5.300	08/15/2031	07/03/2029	A	17,439
20,000	FL HFA (Holly Cove Apartments)[1]	6.050	10/01/2015	10/01/2008	B	20,005
285,000	FL HFA (Holly Cove Apartments)[1]	6.250	10/01/2035	10/01/2008	B	275,284
75,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	07/01/2009	B	75,851
110,000	FL HFA (Hsg. Partners of Gainesville)[1]	5.600	07/01/2027	06/22/2024	A	100,794
60,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	12/01/2008	B	59,996
100,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	10/21/2029	A	94,135
25,000	FL HFA (Landings Boot Ranch)[1]	5.875	11/01/2015	11/01/2008	B	25,006
30,000	FL HFA (Landings Boot Ranch)[1]	6.000	11/01/2025	11/01/2008	B	29,034
690,000	FL HFA (Landings Boot Ranch)[1]	6.100	11/01/2035	11/01/2008	B	700,012
150,000	FL HFA (Leigh Meadows Apartments)[1]	6.100	09/01/2016	03/01/2009	B	150,050
60,000	FL HFA (Mar Lago Village Apartments)[1]	5.900	12/01/2027	10/04/2023	A	56,860
50,000	FL HFA (Mar Lago Village Apartments)	6.000	06/01/2039	12/09/2034	A	46,815
90,000	FL HFA (Mar Lago Village Associates)	6.000	06/01/2039	12/09/2034	A	84,267
190,000	FL HFA (Reserve at Kanpaha)[1]	5.500	07/01/2020	01/01/2009	B	194,321
60,000	FL HFA (Reserve at North Shore)[1]	5.500	11/01/2020	05/13/2017	A	57,643
25,000	FL HFA (Reserve at North Shore)[1]	5.600	11/01/2027	10/21/2024	A	22,890
5,000	FL HFA (Riverfront Apartments)[1]	6.100	04/01/2017	04/01/2009	B	5,010
80,000	FL HFA (Riverfront Apartments)[1]	6.200	04/01/2027	04/01/2009	B	78,449
70,000	FL HFA (Sarah’s Place Apartments)[1]	5.250	05/01/2022	01/29/2019	A	64,859
15,000	FL HFA (Sarah’s Place Apartments)[1]	5.400	11/01/2032	12/02/2030	A	13,136
25,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	01/01/2009	B	24,997
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	09/01/2009	B	72,887
55,000	FL HFA (Turtle Creek Apartments)[1]	6.150	05/01/2026	05/01/2009	B	53,557
50,000	FL HFA (Turtle Creek Apartments)[1]	6.200	05/01/2036	06/07/2032	A	47,936
65,000	FL HFA (Villas of Capri)	6.100	04/01/2017	10/01/2008	B	65,014
70,000	FL HFA (Wentworth Apartments)	5.300	05/01/2039	05/31/2037	A	59,552
50,000	FL HFA (Wentworth Apartments)[1]	5.375	11/01/2029	09/10/2027	A	44,216
30,000	FL HFA (Wentworth Apartments)[1]	5.400	04/01/2032	05/02/2030	A	26,313
20,000	FL HFA (Wentworth Apartments)[1]	5.400	11/01/2034	05/31/2034	A	17,365
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	07/22/2029	A	43,594
75,000	FL HFA (Willow Lake Apartments)[1]	5.400	01/01/2032	02/01/2030	A	65,818
25,000	FL HFA (Windchase Apartments)[1]	5.750	12/01/2017	06/01/2009	B	25,005
F9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$95,000	FL HFA (Windchase Apartments)	6.000%		06/01/2039	07/25/2034	A	$88,949
205,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	07/25/2034	A	191,942
75,000	FL HFA (Windchase Apartments), Series C1	5.900		12/01/2027	08/20/2023	A	71,075
995,000	FL HFA (Woodbridge Apartments)[1]	6.050		12/01/2016	12/01/2008	B	995,517
1,750,000	FL HFA (Woodbridge Apartments)[1]	6.150		12/01/2026	12/01/2008	B	1,712,393
3,500,000	FL HFA (Woodbridge Apartments)[1]	6.250		06/01/2036	12/01/2008	B	3,454,290
260,000	FL HFA (Worthington Apartments)[1]	6.050		12/01/2025	12/01/2008	B	251,625
115,000	FL HFA (Worthington Apartments)[1]	6.200		12/01/2035	12/26/2031	A	110,415
355,000	FL HFA (Worthwhile Devel. Ltd./Riverfront Apartments)[1]	6.250		04/01/2037	04/01/2009	B	342,660
40,000	FL HFA, Series 3[1]	6.200		07/01/2016	01/01/2009	B	40,037
40,000	FL HFA, Series 3[1]	6.300		07/01/2024	01/01/2009	B	41,117
890,000	FL HFC	5.485	[3]	07/01/2030	01/01/2011	B	271,067
18,795,000	FL HFC[1]	5.750		01/01/2037	07/04/2012	C	18,527,171
15,000	FL HFC	5.900		07/01/2021	07/01/2009	B	15,086
10,000	FL HFC	5.950		01/01/2032	09/06/2028	A	9,458
15,000	FL HFC (Andrews Place Apartments)	5.000		11/01/2033	09/17/2031	A	12,233
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	11/06/2031	A	164,142
125,000	FL HFC (Ashton Lake Apartments)	5.875		01/01/2041	02/17/2039	A	115,123
430,000	FL HFC (Bernwood Trace Associates)	5.832	[3]	12/01/2029	09/02/2024	A	102,491
450,000	FL HFC (Brittany of Rosemont)[1]	6.250		07/01/2035	01/01/2009	B	434,660
50,000	FL HFC (Deer Meadows Apartments)	5.800		11/01/2019	11/01/2011	B	49,363
20,000	FL HFC (Grande Court Apartments)	5.375		02/15/2035	09/09/2033	A	17,381
15,000	FL HFC (Hampton Court Apartments)	5.600		03/01/2032	05/16/2029	A	13,583
100,000	FL HFC (Holly Cove Apartments)[1]	6.150		10/01/2025	10/01/2008	B	97,837
65,000	FL HFC (Homeowner Mtg.)[1]	5.350		01/01/2021	01/01/2009	C	60,978
30,000	FL HFC (Homeowner Mtg.)	5.500		07/01/2012	07/01/2009	B	30,229
165,000	FL HFC (Homeowner Mtg.)	5.580	[3]	01/01/2029	06/01/2009	B	53,556
30,000	FL HFC (Homeowner Mtg.)	5.750		07/01/2017	07/01/2009	B	30,297
9,315,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	08/01/2011	C	9,028,471
45,000	FL HFC (Hunters Ridge-Deerwood)[1]	5.300		12/01/2028	08/11/2024	A	40,418
120,000	FL HFC (Logan Heights Apartments)[1]	5.850		10/01/2033	03/04/2031	A	110,840
120,000	FL HFC (Logan Heights Apartments)	6.000		10/01/2039	10/01/2009	B	125,162
20,000	FL HFC (Logan’s Pointe Apartments)	5.900		12/01/2019	12/01/2009	B	20,059
5,090,000	FL HFC (Logan’s Pointe Apartments)	6.000		06/01/2039	09/09/2035	A	4,896,580
200,000	FL HFC (Logan’s Pointe Apartments)	6.276	[3]	12/01/2029	08/28/2024	A	47,670
25,000	FL HFC (Marina Bay Apartments)	5.750		08/01/2033	12/03/2031	A	22,932
125,000	FL HFC (Peacock Run Apartments)	5.400		08/01/2042	08/01/2039	A	107,015
350,000	FL HFC (Raceway Pointe Apartments)	5.950		09/01/2032	12/18/2030	A	328,790
110,000	FL HFC (Raceway Pointe Partners)	5.750		09/01/2027	03/29/2024	A	102,556
5,775,000	FL HFC (Raintree Apartments)	6.050		03/01/2042	09/01/2010	B	5,817,793
F10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$20,000	FL HFC (Riley Chase Apartments)[1]	5.600%	10/01/2016	10/01/2009	B	$20,048
155,000	FL HFC (Riley Chase Apartments)	6.000	10/01/2039	06/28/2035	A	145,108
15,000	FL HFC (River Trace Senior Apartments)	5.700	07/01/2035	12/02/2032	A	13,602
35,000	FL HFC (Seminole Ridge Apartments)	6.000	10/01/2029	10/12/2025	A	33,434
100,000	FL HFC (Spring Harbor Apartments)	5.900	08/01/2039	04/25/2035	A	92,292
20,000	FL HFC (Waterbridge Apartments)	5.125	08/01/2027	05/04/2027	A	17,368
50,000	FL HFC (Waverly Apartments)[1]	6.200	07/01/2035	07/01/2012	B	48,324
295,000	FL HFC (Westwood Apartments)	5.450	02/01/2041	09/10/2032	A	255,464
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000	09/01/2032	02/07/2030	A	38,052
180,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	01/29/2032	A	166,261
15,000	FL HFC (Woodridge Apartments)	6.000	10/01/2039	03/03/2037	A	14,043
95,000	FL Ports Financing Commission[1]	5.125	06/01/2011	06/01/2009	B	95,354
75,000	FL Ports Financing Commission[1]	5.375	06/01/2016	06/01/2009	B	73,637
130,000	FL Ports Financing Commission[1]	5.375	06/01/2027	08/26/2022	A	113,732
35,000	FL Ports Financing Commission[1]	5.500	10/01/2029	05/30/2027	A	30,947
45,000	FL State Board of Education GO1	5.750	06/01/2022	06/01/2010	B	46,625
25,000	FL State Division of Bond Finance (Dept. of Environmental Protection)	5.375	07/01/2010	01/01/2009	B	25,054
600,000	Gulf Breeze, FL GO	6.050	12/01/2015	12/01/2008	B	602,322
105,000	Halifax, FL Hospital Medical Center	5.200	04/01/2018	11/24/2015	A	96,132
5,000	Highlands County, FL Health Facilities Authority (AHS-GA/AHS-Sunbelt/CV/OCC/ Fletcher/FH-Waterman Obligated Group)	5.250	11/15/2020	11/15/2008	B	5,064
1,155,000	Highlands, FL Community Devel. District	5.000	05/01/2011	05/01/2010	A	1,081,761
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	04/01/2030		1,795,460
30,000	Indian River County, FL Hospital District (IRMH/IRHS/HSIR Obligated Group)	5.700	10/01/2015	10/01/2008	B	30,055
50,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250	10/01/2025	10/01/2008	B	49,391
1,000,000	Jacksonville, FL EDC (Met Packaging Solutions)	5.500	10/01/2030	05/28/2028	A	860,850
5,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	05/19/2021	A	5,351,743
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	01/29/2029	A	2,825,697
10,000	Jacksonville, FL Excise Taxes[1]	5.000	10/01/2016	10/01/2008	B	10,011
10,000	Jacksonville, FL Hsg. (Windermere Manor)	5.875	03/20/2028	03/20/2009	B	10,106
70,000	Jacksonville, FL Port Authority	5.625	11/01/2026	12/12/2024	A	62,646
20,000	Jacksonville, FL Port Authority	5.700	11/01/2021	11/14/2020	A	18,498
30,020,000	Jacksonville, FL Port Authority	6.000	11/01/2038	01/28/2035	A	29,045,251
5,000	Jacksonville, FL Sales Tax (River City Renaissance)	5.125	10/01/2018	10/01/2008	B	4,973
990,000	Jacksonville, FL Water and Sewage (United Waterworks)[1]	6.350	08/01/2025	02/01/2009	B	972,150
F11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$50,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250%	11/15/2016	11/15/2008	B	$50,024
40,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	11/15/2008	B	39,158
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	10/01/2008	B	26,320
14,950,000	Lee County, FL Airport[6]	6.000	10/01/2032	08/05/2031	A	14,203,795
1,340,000	Lee County, FL Airport[1]	6.000	10/01/2029	04/27/2028	A	1,269,677
30,000	Lee County, FL COP (Master Lease)[1]	5.125	10/01/2012	10/01/2008	B	30,037
150,000	Lee County, FL HFA (Single Family Mtg.)	6.450	03/01/2031	03/01/2017	C	152,775
525,000	Lee County, FL HFA (Single Family Mtg.)	7.100	03/01/2034	09/01/2009	C	534,056
15,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2011	10/01/2008	B	15,003
50,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2013	10/01/2008	B	49,500
450,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2018	11/05/2016	A	414,765
90,000	Macclenny, FL Capital Improvement[1]	5.500	01/01/2026	01/01/2009	B	90,117
1,520,000	Manatee County, FL HFA (Single Family Mtg.)	5.400	03/01/2035	08/15/2009	C	1,508,083
20,000	Manatee County, FL HFA (Single Family Mtg.)	5.500	03/01/2035	09/01/2015	A	20,248
5,000	Manatee County, FL HFA, Series A	9.125	06/01/2016	11/01/2008	B	5,015
35,000	Manatee County, FL Port Authority[1]	5.250	10/01/2009	10/01/2008	B	35,069
25,000	Manatee County, FL Port Authority[1]	5.400	10/01/2013	10/01/2008	B	25,034
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	11/15/2008	B	35,096
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)	7.875	12/15/2025	12/15/2008	B	10,139,884
270,000	Martin County, FL IDA (Indiantown Cogeneration)	8.050	12/15/2025	12/15/2008	B	270,435
90,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)	8.500	10/01/2015	10/01/2008	B	90,178
25,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2015	10/01/2008	B	24,608
50,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	10/01/2017		47,947
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/01/2022		13,081
100,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	11/12/2027	A	92,593
15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	04/01/2011	B	15,142
20,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	08/04/2025	A	19,223
5,145,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.200	10/01/2039	08/07/2035	A	4,927,006
965,000	Miami-Dade County, FL HFA (Homeownership Mtg.)	5.450	10/01/2038	11/08/2013	C	798,123
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	08/01/2010	B	200,048
F12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$100,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)	6.050%		01/01/2041	08/23/2036	A	$94,458
20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[3]	10/01/2031	10/01/2031		4,759
50,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.375		10/01/2011	10/01/2008	B	50,082
100,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.500		10/01/2026	04/01/2009	B	99,990
30,000	North Palm Beach Heights, FL Water Control District, Series A1	6.500		10/01/2012	10/01/2008	B	30,082
25,000	Oakland Park, FL Utilities System[1]	5.250		09/01/2014	03/01/2009	B	25,038
345,000	Oakland, FL Charter School	6.950		12/01/2015	05/01/2011	A	345,725
20,000	Ocoee, FL Water & Sewer System[1]	5.375		10/01/2016	10/01/2008	B	20,031
25,000	Okaloosa County, FL Airport	5.500		10/01/2023	09/08/2019	A	21,931
1,200,000	Okaloosa County, FL Airport	6.000		10/01/2030	12/16/2027	A	1,044,552
20,000	Orange County, FL Health Facilities Authority[1]	6.000		10/01/2026	10/01/2009	B	19,527
50,000	Orange County, FL HFA	5.150		03/01/2022	09/01/2009	B	50,880
1,545,000	Orange County, FL HFA	5.650		09/01/2034	12/01/2008	C	1,547,348
10,000	Orange County, FL HFA	5.700		09/01/2026	01/25/2010	C	9,320
15,000	Orange County, FL HFA	5.750		03/01/2030	09/02/2010	B	15,192
20,000	Orange County, FL HFA	5.800		09/01/2017	09/01/2009	B	20,105
25,000	Orange County, FL HFA (Homeowner)	5.000		09/01/2017	03/28/2009	C	24,088
25,000	Orange County, FL HFA (Homeowner)	5.450		09/01/2022	03/01/2012	B	25,095
30,000	Orange County, FL HFA (Homeowner)	5.500		09/01/2027	03/01/2012	B	30,118
40,000	Orange County, FL HFA (Loma Vista)	5.400		09/01/2019	03/01/2011	B	38,770
120,000	Orange County, FL HFA (Loma Vista)	5.500		03/01/2032	05/25/2029	A	107,377
620,000	Orange County, FL HFA (Seminole Pointe)	5.650		12/01/2017	06/01/2011	B	604,891
25,000	Orange County, FL HFA (Single Family Mtg.)	5.875		03/01/2028	09/01/2009	B	25,146
60,000	Orange County, FL HFA (Single Family Mtg.)	5.950		03/01/2028	03/05/2025	A	57,121
135,000	Orange County, FL HFA (Single Family Mtg.)	6.200		10/01/2016	10/01/2008	B	135,041
5,000	Orange County, FL HFA (Single Family Mtg.)	6.300		04/01/2028	10/01/2008	B	4,956
5,000	Orange County, FL HFA (Single Family Mtg.)	6.600		04/01/2028	10/01/2008	B	5,024
235,000	Osceola County, FL HFA (Tierra Vista Apartments)[1]	5.800		12/01/2029	12/01/2029		219,626
45,000	Pace, FL Property Finance Authority[1]	5.375		09/01/2020	03/01/2009	B	45,200
120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)	5.125		11/15/2029	10/17/2029	A	99,263
135,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2013	02/01/2009	B	135,204
100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2018	02/01/2009	B	100,108
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2023	02/01/2009	B	207,852
F13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$15,000	Palm Beach County, FL Health Facilities Authority (Life Care Retirement Communities)	5.500%	10/01/2011	10/01/2008	B	$14,979
50,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.600	12/01/2012	12/01/2008	B	50,030
35,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.800	12/01/2017	12/01/2008	B	35,023
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	12/01/2008	B	390,564
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	12/01/2008	B	250,020
80,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)	6.100	08/01/2029	02/01/2009	B	77,340
130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650	07/01/2031	04/28/2027	A	119,140
850,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.850	12/01/2033	12/16/2027	A	733,185
235,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.900	06/01/2038	07/05/2036	A	203,623
50,000	Palm Beach County, FL Industrial Devel. (Regents Park Boca Raton)	5.700	02/01/2024	02/01/2009	B	50,070
1,100,000	Palm Glades, FL Community Devel. District	4.850	05/01/2011	08/01/2010	A	1,030,634
800,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	05/16/2025	A	748,064
330,000	Pinellas County, FL HFA	5.500	03/01/2036	04/01/2009	C	332,036
3,925,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	11/09/2013	C	3,981,010
10,000	Pinellas County, FL HFA (Single Family Hsg.)	5.200	09/01/2021	12/26/2019	A	9,304
35,000	Pinellas County, FL HFA (Single Family Hsg.)	5.300	09/01/2030	09/15/2009	C	35,089
155,000	Pinellas County, FL HFA (Single Family Hsg.)	5.450	09/01/2034	03/01/2009	C	154,757
25,000	Pinellas County, FL HFA (Single Family Hsg.)	5.550	03/01/2032	09/01/2010	B	25,113
70,000	Pinellas County, FL HFA (Single Family Hsg.)	5.600	09/01/2025	03/01/2009	C	70,712
5,000	Pinellas County, FL HFA (Single Family Hsg.)	6.000	09/01/2018	09/01/2009	B	5,026
45,000	Pinellas County, FL HFA (Single Family Mtg.)	5.250	03/01/2016	03/01/2009	B	45,284
15,000	Pinellas County, FL HFA (Single Family Mtg.)	5.450	09/01/2029	12/19/2026	A	13,480
3,895,000	Pinellas County, FL HFA (Single Family Mtg.)	5.500	09/01/2047	10/23/2012	C	3,739,434
10,000	Pinellas County, FL HFA (Single Family Mtg.)	5.800	03/01/2029	07/18/2009	C	9,358
20,000	Pinellas County, FL HFA, Series B	6.200	09/01/2034	09/01/2012	B	20,113
80,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	03/01/2009	B	78,012
80,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	10/09/2022	A	70,972
30,000	Port St. Lucie, FL Special Assessment[1]	5.400	10/01/2016	10/01/2008	B	30,047
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/10/2026	A	237,499
50,000	St. Petersburg Beach, FL GO1	5.250	10/01/2013	10/01/2008	B	50,077
35,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	12/01/2008	B	35,076
F14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$10,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250%	10/01/2014	10/01/2010	B	$10,275
105,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250	10/01/2016	10/01/2010	B	107,882
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	01/01/2009	B	25,056
1,295,000	Village, FL Community Devel. District	7.625	05/01/2017	11/01/2008	B	1,296,476
100,000	Volusia County, FL Educational Facility Authority (Stetson University)[1]	5.500	06/01/2022	12/01/2008	B	99,992
180,000	Volusia County, FL Health Facilities Authority (John Knox Village of Florida)	6.000	06/01/2017	12/01/2008	B	180,367
10,000	Volusia County, FL HFA (Spring Arbor Apartments)	5.200	08/01/2023	06/22/2021	A	9,647
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment	5.125	05/01/2013	05/15/2009	A	863,660
1,000,000	Watergrass, FL Community Devel. District Special Assessment	4.875	11/01/2010	11/01/2010		948,270

						185,313,099
Georgia—2.7%
85,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	03/01/2009	B	87,009
45,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	03/01/2009	B	44,366
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	05/15/2026		630,203
2,045,000	Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)	6.000	07/01/2036	02/25/2032	A	1,636,961
140,000	Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)	6.250	07/01/2036	05/13/2032	A	116,031
40,000	Atlanta, GA GO	5.000	12/01/2016	12/01/2008	B	41,195
20,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.300	02/20/2029	11/05/2024	A	17,658
75,000	Atlanta, GA Hsg. Authority (Village at Castleberry)	5.400	02/20/2039	10/03/2034	A	64,825
1,000,000	Atlanta, GA Tax Allocation (Eastside)	5.625	01/01/2016	03/27/2012	A	954,080
90,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)	6.000	05/20/2017	05/20/2009	B	90,132
60,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)	6.125	05/20/2027	05/20/2009	B	58,660
1,110,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.250	01/01/2016	01/01/2009	B	1,114,829
1,615,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.500	01/01/2021	01/01/2009	B	1,615,388
F15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$325,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.700%	01/01/2019	01/01/2009	B	$325,280
75,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)	6.125	01/01/2024	11/09/2022	A	63,896
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	07/01/2009	B	94,673
80,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	02/27/2027	A	74,410
10,000	Cobb County, GA Hsg. Authority (Garrison Plantation)	5.750	07/01/2014	01/01/2009	B	10,012
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates	5.500	03/01/2016	03/01/2009	B	15,141
85,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.250	08/15/2026	02/15/2009	B	82,690
9,465,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	08/01/2012	B	9,873,888
3,000,000	Floyd County, GA Devel. Authority (Temple-Inland)	5.700	12/01/2015	12/01/2015		2,959,200
45,000	Fulton County, GA Devel. Authority (CAU)[1]	5.375	01/01/2020	01/01/2009	B	45,012
20,000	Fulton County, GA Devel. Authority (Cauley Creek Water)[1]	5.250	02/01/2021	08/26/2019	A	18,068
30,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	10/01/2008	B	30,047
22,250,000	GA George L. Smith II Congress Center Authority (Domed Stadium)[1]	5.500	07/01/2020	08/12/2018	A	20,864,270
20,000	GA HFA (Lake Vista Apartments)	5.950	01/01/2027	01/01/2009	B	20,011
15,000	GA HFA (Single Family Mtg.)	5.100	12/01/2020	12/01/2010	B	14,992
25,000	GA HFA (Single Family Mtg.)[1]	5.125	06/01/2019	07/29/2018	A	23,753
15,000	GA HFA (Single Family Mtg.)	5.300	12/01/2022	03/21/2020	A	13,952
595,000	GA HFA (Single Family Mtg.)	5.350	12/01/2022	01/10/2019	A	556,117
90,000	GA HFA (Single Family Mtg.)	5.500	12/01/2032	11/06/2030	A	80,400
50,000	GA HFA (Single Family Mtg.)[1]	5.550	12/01/2026	06/01/2009	B	50,224
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	09/09/2022	A	9,639
55,000	GA Municipal Gas Authority (Warner Robins)[1]	6.125	01/01/2026	01/01/2009	B	55,084
40,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2013	10/01/2009	B	39,887
15,000	Hinesville, GA Leased Hsg. Corp. (Regency Park)	7.250	01/15/2011	01/15/2011	B	15,684
4,670,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)	6.250	12/01/2029	12/01/2008	B	4,783,434
70,000	Macon-Bibb County, GA Industrial Authority[1]	6.000	05/01/2013	11/01/2008	B	70,151
20,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	11/01/2008	B	20,001
F16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$1,000,000	McDuffie County, GA County Devel. Authority (Temple-Inland)	6.950%	12/01/2023	12/01/2023		$935,100
15,000	Morgan County, GA Devel. Auth (Georgia Kraft Company)	6.750	08/01/2009	02/01/2009	B	15,050
65,000	Richmond County, GA Devel. Authority (International Paper Company)	5.400	02/01/2023	02/01/2023		54,027
50,000	Richmond County, GA Devel. Authority (International Paper Company)	5.800	12/01/2020	12/01/2020		44,383
195,000	Richmond County, GA Devel. Authority (International Paper Company)	6.250	02/01/2025	02/01/2025		172,070
10,000	Rome, GA New Public Hsg. Authority	5.750	11/01/2010	11/01/2008	B	10,552
445,000	Vienna, GA Water & Sewer (Tyson Foods)	5.625	09/01/2012	10/13/2010	A	425,861

						48,338,296
Hawaii—2.8%
6,770,000	HI Airports System[6]	5.625	07/01/2018	07/01/2018		6,535,175
5,535,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.450	11/01/2023	11/01/2023		5,534,502
100,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2027		91,207
39,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.700	07/01/2020	07/01/2020		37,757,477
200,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	6.200	11/01/2029	11/01/2009	B	194,222
90,000	HI Harbor System, Series A1	5.750	07/01/2029	03/14/2025	A	83,322
90,000	HI HFDC (Single Family Mtg.)[1]	5.750	07/01/2030	07/01/2009	B	90,888
50,000	HI State Dept. of Budget & Finance (Hawaiian Electric Company)[1]	6.150	01/01/2020	01/01/2010	B	49,714
475,000	Honolulu, HI City & County Multifamily Hsg. (Waipahu Towers Cooperative)	6.900	06/20/2035	12/20/2008	B	475,432
375,000	Kuakini, HI Health System (Kuakini Health System/Kuakini Medical Center/Kuakini Geriatric Care Obligated Group)	6.375	07/01/2032	07/08/2028	A	359,704

						51,171,643
Idaho—0.2%
55,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.250	07/01/2011	01/01/2010	B	55,347
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.300	07/01/2027	03/14/2023	A	128,869
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.400	07/01/2018	01/01/2009	C	10,075
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.400	07/01/2020	01/15/2009	C	20,150
165,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.550	07/01/2016	01/01/2009	B	166,431
25,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.600	07/01/2021	10/18/2010	C	23,714
220,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.625	07/01/2015	07/01/2009	B	222,160
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.750	07/01/2016	07/01/2009	B	15,075
35,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.000	07/01/2029	07/01/2009	B	35,477
F17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Idaho Continued
$10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.050%	01/01/2026	01/01/2009	B	$9,738
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.350	07/01/2016	01/01/2009	B	5,037
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2	6.200	07/01/2028	11/15/2008	C	10,079
85,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450	07/01/2027	01/01/2009	B	86,400
10,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.700	07/01/2027	01/01/2009	B	10,198
10,000	ID Hsg. Agency (Single Family Mtg.), Series A	6.125	07/01/2026	05/24/2009	A	10,271
20,000	Malad, ID Water	5.500	03/01/2014	03/01/2009	B	20,090
2,395,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	5.500	08/01/2017	02/08/2014	C	2,215,950
1,000,000	Power County, ID Pollution Control (FMC Corp.)	5.625	10/01/2014	10/01/2009	B	988,740

						4,033,801
Illinois—8.0%
850,000	Bedford Park, IL Tax	5.125	12/30/2018	01/11/2018	A	758,166
1,680,000	Bryant, IL Pollution Control (Central Illinois Light Company)	5.900	08/01/2023	08/01/2023		1,617,235
25,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	02/01/2009	B	25,037
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	02/01/2009	B	714,986
125,000	Chatham Area, IL Public Library District[1]	6.300	02/01/2010	02/01/2009	B	126,479
855,000	Chicago, IL (Single Family Mtg.)[1]	5.750	04/01/2035	10/01/2016	B	861,259
5,195,000	Chicago, IL (Single Family Mtg.)	5.750	12/01/2042	11/01/2016	C	4,998,006
215,000	Chicago, IL (Single Family Mtg.)	6.300	09/01/2029	09/01/2013	B	220,824
3,755,000	Chicago, IL (Single Family Mtg.), Series A	5.700	12/01/2042	10/01/2016	C	3,596,013
110,000	Chicago, IL (Single Family Mtg.), Series A	7.150	09/01/2031	03/01/2010	B	112,643
25,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850	07/01/2022	01/01/2009	B	25,808
130,000	Chicago, IL Midway Airport[1]	5.750	01/01/2017	01/01/2009	B	130,056
65,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2028	05/14/2025	A	54,371
33,005,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	03/19/2026	A	31,983,825
1,120,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	03/21/2026	A	1,036,459
390,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	02/11/2020	A	370,539
25,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	11/20/2011	B	24,389
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)	5.600	01/01/2041	02/20/2034	A	65,909
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)	6.125	09/20/2024	09/20/2010	B	24,489
8,000,000	Chicago, IL O’Hare International Airport[6]	5.750	01/01/2023	01/01/2023		7,440,000
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2020	01/01/2020		4,749,600
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	08/18/2029	A	52,164
F18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250%	01/01/2034	04/07/2032	A	$50,749
15,000	Chicago, IL O’Hare International Airport (General Airport)	5.500	01/01/2011	01/01/2009	B	15,037
5,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	01/01/2023		4,399
325,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.500	01/01/2016	01/01/2009	B	322,290
15,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	07/07/2025	A	13,121
40,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	08/26/2029	A	34,874
12,570,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.500	01/01/2023	01/01/2023		11,336,129
45,000	Greenville, IL Educational Facilities Authority (Greenville College)	6.000	12/01/2009	12/01/2008	B	45,068
12,280,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)	6.000	11/01/2015	11/01/2008	B	12,279,509
1,250,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)	6.000	07/01/2015	01/01/2009	B	1,256,438
20,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	07/01/2010	B	19,714
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	6.050	07/01/2019	01/01/2009	B	5,006
2,540,000	IL Devel. Finance Authority (Olin Corp.)	6.750	03/01/2016	04/01/2013	B	2,540,406
30,000	IL Devel. Finance Authority (Round Lake)	5.450	01/01/2019	01/01/2009	B	30,002
15,000	IL Devel. Finance Authority (Watseka)	5.750	01/01/2016	01/01/2009	B	15,030
23,540,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)	8.000	06/01/2032	06/01/2012	B	24,363,429
945,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	02/01/2024		897,684
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)	5.000	02/01/2028	02/01/2028		66,890
285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)	5.500	12/01/2026	12/01/2026		249,341
50,000	IL Educational Facilities Authority (Robert Morris College)	5.250	06/01/2014	12/01/2008	B	50,073
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	12/01/2008	B	100,156
620,000	IL Finance Authority (Beacon Hill)	5.000	02/15/2012	02/15/2012		593,979
385,000	IL Finance Authority (Beacon Hill)	5.250	02/15/2014	02/15/2014		363,763
1,395,000	IL GO1	5.125	12/01/2017	12/01/2008	B	1,396,646
2,280,000	IL GO1	5.250	12/01/2020	12/01/2008	B	2,280,502
F19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$9,600,000	IL Health Facilities Authority (Bromenn Healthcare)	6.250%	08/15/2018	02/15/2009	B	$9,616,512
40,000	IL Health Facilities Authority (Condell Medical Center/Medical Center Properties Obligated Group)	6.350	05/15/2015	05/15/2010	B	40,783
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	02/15/2009	B	25,031
705,000	IL Health Facilities Authority (Loyola University Health System)	5.375	07/01/2017	01/01/2009	B	709,463
50,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	6.000	02/15/2026	02/15/2009	B	50,003
25,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	02/01/2009	B	25,308
250,000	IL Health Facilities Authority (Sherman Health System)[1]	5.500	08/01/2012	02/01/2009	B	251,648
125,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2026	03/15/2009	C	125,225
1,070,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2028	05/01/2010	B	1,077,843
25,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.550	02/01/2009	02/01/2009		25,046
95,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.600	08/01/2027	05/04/2025	A	87,521
15,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.600	08/01/2032	07/12/2029	A	13,572
10,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.650	08/01/2031	07/01/2010	B	10,094
200,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250	08/01/2022	06/10/2020	A	186,016
50,000	IL Metropolitan Pier & Exposition Authority[1]	5.250	06/15/2012	12/15/2008	B	50,071
8,400,000	IL Metropolitan Pier & Exposition Authority[1]	5.375	06/01/2014	12/01/2008	B	8,454,852
565,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	12/15/2008	B	566,006
15,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	12/15/2008	B	15,011
25,000	IL Sales Tax	5.000	06/15/2016	12/15/2008	B	25,025
2,795,000	IL Sales Tax	5.250	06/15/2018	12/15/2008	B	2,810,400
25,000	IL Sales Tax, Series U1	5.000	06/15/2012	12/15/2008	B	25,034
255,000	Joliet, IL GO1	6.250	01/01/2011	01/01/2009	B	263,367
45,000	Lake County, IL HFC, Series A	6.800	05/01/2023	11/01/2008	B	45,038
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/11/2018	A	3,947,107
40,000	Rockford, IL (Faust Landmark Apartments)[1]	6.750	01/01/2018	01/01/2009	B	40,547
150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)	5.000	02/01/2028	02/01/2028		125,420
20,000	Southwestern IL Devel. Authority (Meridian Village Assoc.)	5.250	08/20/2023	03/04/2020	A	18,969
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)	5.400	09/01/2030	09/01/2030		43,808

						145,993,212
F20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Indiana—0.4%
$10,000	De Kalb County, IN Redevel. Authority[1]	6.000%	07/15/2018	01/15/2009	B	$9,781
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)	6.700	11/01/2012	11/01/2012		2,416,394
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	02/01/2009	B	30,030
60,000	Frankfort, IN Middle Schools Building Corp.[1]	5.500	07/10/2010	01/01/2009	B	60,127
2,000,000	Hammond, IN Redevel. District (Marina Area)	6.000	01/15/2017	05/10/2015	A	1,880,320
225,000	IN Devel. Finance Authority (USX Corp.)	6.150	07/15/2022	07/15/2022		213,946
240,000	IN Devel. Finance Authority (USX Corp.)	6.250	07/15/2030	07/15/2030		231,139
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2014	01/01/2009	B	30,360
15,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	01/01/2009	B	14,998
570,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)	5.625	08/15/2027	04/03/2020	A	514,442
30,000	IN HFA (Single Family Mtg.)	5.250	07/01/2023	02/15/2009	C	30,067
35,000	IN HFA (Single Family Mtg.)	5.375	01/01/2023	07/24/2020	A	32,309
10,000	IN HFA (Single Family Mtg.)	5.600	07/01/2021	01/01/2011	B	10,098
450,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	5.250	01/01/2037	03/15/2012	C	425,912
360,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	01/01/2009	B	351,184
745,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)	8.000	01/01/2014	01/01/2009	B	749,254
40,000	New Albany, IN Hospital Facilities (Mercy Health System)[1]	5.625	01/01/2027	07/24/2022	A	38,132
25,000	Perry County, IN Redevel. Authority	6.000	02/01/2012	02/01/2009	B	25,031
10,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)	6.375	11/01/2029	11/01/2029		9,378
20,000	South Bend, IN Redevel. Auth. (Morris Performing Arts)[1]	5.100	02/01/2017	02/01/2009	B	20,001

						7,092,903
Iowa—0.3%
100,000	Cedar Rapids, IA GO	5.000	06/01/2011	12/01/2008	B	100,155
15,000	Des Moines, IA Aviation System, Series B	5.125	07/01/2018	08/06/2016	A	14,231
50,000	IA Finance Authority (Genesis Medical Center)[1]	5.200	07/01/2022	01/01/2009	B	49,705
4,720,000	IA Finance Authority (Single Family Mtg.)[1]	5.500	07/01/2036	05/15/2012	C	4,622,862
45,000	IA Finance Authority (Trinity Regional Hospital)[1]	5.500	07/01/2022	01/01/2009	B	45,062
800,000	IA Finance Authority Retirement Community (Friendship Haven)	5.250	11/15/2014	11/26/2013	A	745,096
75,000	IA Student Loan Liquidity Corp.	6.125	12/01/2011	12/01/2008	B	75,175
15,000	Iowa City, IA Sewer[1]	5.750	07/01/2021	01/01/2009	B	15,015
F21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Iowa Continued
$20,000	Polk County, IA GO1	5.000%	06/01/2013	12/01/2008	B	$20,030
15,000	University of Northern Iowa (Academic Building)[1]	5.100	07/01/2009	12/01/2008	B	15,032

						5,702,363

Kansas—4.1%
10,000	Kansas City, KS Mtg. Revenue	7.000	12/01/2011	12/01/2008	B	10,018
65,000	KS Devel. Finance Authority Health Facilities (St. Lukes/Shawnee Mission Health System)[1]	5.375	11/15/2026	11/15/2008	B	64,438
115,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)	5.100	03/01/2023	03/01/2009	B	112,131
25,000	Manhattan, KS GO	5.400	11/01/2014	11/01/2008	B	25,045
690,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	08/18/2020	A	523,751
9,175,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[6]	5.250	12/01/2038	06/08/2016	C	8,601,104
7,920,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[6]	5.250	12/01/2038	05/25/2017	C	7,704,680
7,370,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[6]	5.550	06/01/2038	05/25/2017	C	7,033,633
18,600,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2,6]	5.800	12/01/2038	05/25/2017	C	17,578,674
14,600,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2,6]	5.875	06/01/2039	05/25/2017	C	14,049,057
790,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.650	12/01/2036	05/29/2020	A	802,348
2,520,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.750	06/01/2036	06/01/2020	B	2,546,006
65,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.850	06/01/2028	03/15/2011	C	65,989
1,935,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.850	06/01/2037	11/18/2020	A	1,839,585
1,675,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.900	12/01/2034	12/01/2017	B	1,709,086
2,655,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.900	12/01/2035	12/01/2019	B	2,662,673
2,955,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	5.900	12/01/2037	11/10/2020	A	2,820,518
2,240,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	6.000	12/01/2034	06/01/2019	B	2,289,190
4,405,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	6.125	12/01/2033	02/24/2022	A	4,235,408
220,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	6.950	06/01/2029	03/18/2009	A	227,858
F22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Kansas Continued
$590,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)	7.600%	12/01/2031	12/01/2008	C	$598,142
15,000	Shawnee, KS Multifamily Hsg. (Thomasbrook Apartments)	5.500	04/01/2024	03/20/2020	A	13,921

						75,513,255

Kentucky—1.6%
50,000	Jefferson County, KY Health Facilities (JHHS)[1]	5.750	01/01/2026	01/01/2009	B	50,023
55,000	Jefferson County, KY Health Facilities (JHHS/JHP/JHF Obligated Group)[1]	5.700	01/01/2021	01/01/2009	B	55,095
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.500	07/01/2017	01/01/2009	B	2,551,655
120,000	Kenton County, KY Airport (Delta Airlines)[7,8,9]	8.000	12/01/2015	02/01/2015		1,020
50,000	KY EDFA (Pikeville Medical Center)[1]	5.625	02/01/2017	02/01/2009	B	50,368
110,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	02/01/2009	B	110,040
30,000	KY EDFA (St. Claire Medical Center)[1]	5.625	09/01/2021	03/01/2009	B	30,038
35,000	KY Hsg. Corp.[1]	5.300	07/01/2018	01/01/2009	B	35,222
15,000	KY Hsg. Corp.	5.350	01/01/2021	11/23/2016	A	14,134
15,000	KY Hsg. Corp.	5.450	07/01/2022	11/10/2019	A	14,170
20,000	KY Hsg. Corp., Series C	5.375	07/01/2027	05/12/2025	A	19,390
100,000	KY Infrastructure Authority[1]	5.700	06/01/2013	12/01/2008	B	100,134
26,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	B	26,227,342
30,000	Louisville & Jefferson County, KY Metropolitan Sewer District[1]	5.250	05/15/2027	11/15/2008	B	29,578

						29,288,209

Louisiana—4.2%
120,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)	5.600	12/01/2028	12/01/2028		110,471
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)	6.000	07/01/2023	07/01/2023		61,281
235,000	Calcasieu Parish, LA Industrial Devel. Board (ConocoPhillips Holding Co./E.I. Dupont de Nemours Obligated Group)[1]	5.750	12/01/2026	12/01/2026		226,519
7,050,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)	5.450	07/01/2010	01/01/2009	B	7,061,280
560,000	Calcasieu Parish, LA Public Trust Authority	5.000	04/01/2028	03/22/2009	C	565,712
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)	5.600	11/01/2022	11/01/2022		159,644
140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)	6.375	05/01/2025	05/01/2025		125,241
F23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Louisiana Continued
$45,000	East Baton Rouge, LA Mtg. Finance Authority (Government National Mortgage Assn. & FNMA Mtg.)	5.600%	04/01/2022	04/01/2009	B	$45,194
10,000	East Baton Rouge, LA Mtg. Finance Authority (Government National Mortgage Assn. & FNMA Mtg.)	5.700	10/01/2033	04/01/2009	B	10,048
10,000	East Baton Rouge, LA Mtg. Finance Authority (Government National Mortgage Assn. & FNMA Mtg.)	6.200	10/01/2028	10/01/2008	B	10,074
35,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	5.500	10/01/2025	11/16/2010	C	32,265
35,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	6.350	10/01/2028	10/01/2008	B	35,263
25,000	Hammond, LA Industrial Devel. Board (Albertson’s)	6.300	11/01/2008	11/01/2008		24,955
135,000	Iberville Parish, LA Pollution Control (Entergy Gulf States)	5.700	01/01/2014	01/01/2014		127,663
1,320,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)	5.550	06/01/2036	11/15/2011	C	1,304,807
640,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)	5.875	12/01/2021	12/01/2012	B	645,139
270,000	LA HFA (Single Family Mtg.)	5.800	06/01/2035	12/01/2008	C	271,436
10,000	LA HFA (Single Family Mtg.)	5.900	12/01/2011	03/01/2009	C	10,063
15,000	LA HFA (Single Family Mtg.)	5.900	12/01/2011	12/01/2008	C	15,097
1,260,000	LA HFA (Single Family Mtg.)	6.375	06/01/2033	12/01/2008	C	1,299,425
440,000	LA HFA (Single Family Mtg.)	7.450	12/01/2031	10/22/2008	C	450,793
25,000	LA HFA (St. Dominic Assisted Care)	6.300	09/01/2015	03/01/2009	B	25,010
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)	6.000	09/01/2022	05/22/2018	A	1,904,876
7,000,000	LA Public Facilities Authority (Centenary College)	5.625	02/01/2019	01/09/2015	A	6,444,480
6,000,000	LA Public Facilities Authority (Louisiana Water Company)	5.450	02/01/2013	02/01/2009	B	6,039,660
245,000	LA Public Facilities Authority (Touro Infirmary)	5.625	08/15/2029	07/18/2026	A	206,410
9,695,000	LA Tobacco Settlement Financing Corp. (TASC)	5.875	05/15/2039	09/27/2016	A	8,104,051
42,830,000	LA Tobacco Settlement Financing Corp. (TASC), Series B	5.500	05/15/2030	05/10/2011	C	37,754,217
30,000	New Orleans, LA Aviation Board[1]	5.450	10/01/2027	04/15/2023	A	26,448
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.250	07/15/2011	01/15/2009	B	25,020
230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.600	07/15/2025	01/15/2009	B	230,071
20,000	New Orleans, LA Finance Authority (Single Family Mtg.)	5.350	12/01/2028	08/20/2009	C	20,138
F24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Louisiana Continued
$2,190,000	New Orleans, LA HDC (Southwood Patio)	7.700%	02/01/2022	02/01/2009	B	$2,229,902
5,000	New Orleans, LA Home Mtg. Authority (Single Family Mtg.)	6.000	12/01/2021	12/01/2008	B	5,062
30,000	New Orleans, LA Sewage Service	5.400	06/01/2017	06/01/2017		27,744
15,000	Orleans Parish, LA Parishwide School District	5.000	09/01/2014	03/01/2009	B	15,006
70,000	Orleans Parish, LA Parishwide School District	5.000	09/01/2015	03/01/2009	B	70,022
15,000	Orleans Parish, LA Parishwide School District	5.125	09/01/2021	03/01/2009	B	14,913
55,000	Orleans Parish, LA Parishwide School District	5.125	09/01/2022	10/10/2020	A	51,735
50,000	Orleans Parish, LA Parishwide School District	5.300	09/01/2014	03/01/2009	B	50,050
170,000	Orleans Parish, LA Parishwide School District	5.375	09/01/2017	03/01/2009	B	170,114
15,000	Orleans Parish, LA School Board	5.300	09/01/2012	03/01/2009	B	15,013
110,000	Orleans Parish, LA School Board	5.300	09/01/2013	03/01/2009	B	110,081
150,000	Orleans Parish, LA School Board, Series B	5.200	02/01/2014	02/01/2009	B	150,090
340,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)	6.100	08/01/2019	12/26/2015	A	302,733
10,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)	6.125	08/01/2010	02/05/2010	A	9,879
40,000	Slidell, LA Utilities[1]	5.550	04/01/2016	04/01/2009	B	40,233
30,000	St. John Baptist Parish, LA (USX Corp.)	5.350	12/01/2013	12/01/2013		28,859
25,000	Tangipahoa Parish, LA School Board Sales & Use Tax[1]	5.350	03/15/2010	11/01/2008	B	25,049

						76,689,236

Maine—0.4%
1,800,000	Jay, ME Environmental Improvement (International Paper Company)	6.250	09/01/2023	09/01/2023		1,626,768
345,000	Jay, ME Solid Waste Disposal (International Paper Company)	5.125	06/01/2018	06/01/2018		303,051
5,025,000	Jay, ME Solid Waste Disposal (International Paper Company)	6.200	09/01/2019	09/01/2019		4,851,085
2,000,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)	7.750	10/01/2022	10/01/2022		1,036,940
5,000	ME H&HEFA, Series A	5.875	07/01/2025	01/01/2009	B	5,007
15,000	ME H&HEFA, Series A	6.000	07/01/2024	01/01/2009	B	15,028
30,000	ME Hsg. Authority[1]	5.375	11/01/2012	05/15/2012	B	30,033
45,000	ME Hsg. Authority, Series C1	5.450	11/15/2023	07/19/2018	A	41,727
50,000	ME Municipal Bond Bank[1]	5.300	11/01/2018	11/01/2008	B	50,557
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	12/01/2008	B	15,027
100,000	ME Municipal Bond Bank, Series D1	6.300	11/01/2014	11/01/2008	B	100,277
25,000	Winslow, ME (Crowe Rope Industries)[1]	6.000	03/01/2012	03/01/2009	B	25,272

						8,100,772
F25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Maryland—0.2%
$65,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)	6.500%		10/01/2011	10/01/2008	B	$65,077
655,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)	6.500		10/01/2011	10/01/2008	B	655,773
90,000	MD Community Devel. People’s Resource Center (Residential)	5.150		03/01/2018	11/25/2014	A	86,819
25,000	MD Community Devel. People’s Resource Center (Residential)	5.375		09/01/2024	07/15/2022	A	22,874
440,000	MD Community Devel. People’s Resource Center (Single Family)	5.125		04/01/2021	12/21/2019	A	407,202
5,000	MD Community Devel. People’s Resource Center, Series C	5.350		07/01/2041	02/12/2037	A	4,283
245,000	MD Community Devel. People’s Resource Center, Series C	5.650		07/01/2039	01/01/2009	B	250,652
500,000	MD Community Devel. People’s Resource Center, Series D	6.250		07/01/2031	01/01/2010	B	491,015
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500		07/01/2026	01/01/2009	B	64,998
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health Systems)[1]	5.500		08/15/2020	02/15/2009	B	55,069
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B	6.400		07/01/2028	01/01/2009	B	10,137
1,660,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)	5.750		07/01/2029	01/01/2011	C	1,637,092
80,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)	5.750		08/20/2029	09/02/2024	A	74,834
10,000	Prince Georges County, MD Hsg. Authority (Single Family)	6.150		08/01/2019	08/01/2010	B	9,879

							3,835,704

Massachusetts—5.2%
2,000,000	Boston, MA Revenue (Deutsches Altenheim)	6.125		10/01/2031	10/01/2008	B	2,048,760
25,000	Concord, MA GO	4.900		07/15/2009	01/15/2009	B	25,054
35,000	MA Devel. Finance Agency (Curry College)	6.000		03/01/2031	09/27/2026	A	33,065
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)	5.625		06/01/2019	06/01/2009	B	2,808,484
3,875,000	MA Devel. Finance Agency (VOA Ayer)	6.200		02/20/2046	05/17/2034	A	3,738,484
10,355,000	MA Educational Financing Authority[1]	5.300		01/01/2016	07/01/2010	B	10,619,570
1,540,000	MA Educational Financing Authority, Series A	5.920		12/01/2014	12/01/2010	B	1,556,139
990,000	MA Educational Financing Authority, Series A	6.000		12/01/2016	12/01/2009	B	995,009
1,215,000	MA Educational Financing Authority, Series A	6.050		12/01/2017	12/01/2009	B	1,218,694
10,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.625		07/01/2013	01/01/2009	B	10,018
70,000	MA H&EFA (Cape Cod Healthcare)	5.450		11/15/2023	10/22/2019	A	63,485
50,000	MA H&EFA (Capital Asset Program)[7]	9.905	[5]	07/01/2030	10/02/2008	D	50,000
F26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Massachusetts Continued
$155,000	MA H&EFA (CC/SEMCB/CH/VRHS/ HFH Obligated Group)	5.625%		07/01/2020	08/10/2018	A	$143,896
215,000	MA H&EFA (CC/SEMCB/CH/VRHS/ HFH Obligated Group)	5.700		07/01/2015	01/01/2009	B	214,028
17,300,000	MA H&EFA (Hebrew College)[7]	12.000	[5]	07/01/2031	10/20/2024	A	15,642,660
180,000	MA H&EFA (Schepens Eye Research Institute)	6.500		07/01/2028	09/28/2020	A	161,239
820,000	MA H&EFA (Tufts New England Medical Center)	5.375		07/01/2024	01/01/2009	B	804,141
1,255,000	MA H&EFA (Valley Regional Health System)[1]	5.750		07/01/2018	01/01/2009	B	1,256,481
3,005,000	MA HFA (Rental Mtg.)	5.600		01/01/2045	09/18/2039	A	2,927,411
20,060,000	MA HFA (Rental Mtg.)[1]	6.150		07/01/2032	07/01/2009	B	19,889,490
150,000	MA HFA (Rental)	6.250		07/01/2040	01/25/2037	A	144,192
130,000	MA HFA, Series A1	5.050		06/01/2010	12/01/2008	B	131,422
210,000	MA HFA, Series A1	5.150		12/01/2011	12/01/2008	B	212,232
35,000	MA HFA, Series A	5.500		07/01/2040	02/24/2035	A	29,987
2,000,000	MA HFA, Series A	6.000		07/01/2041	01/01/2011	B	1,992,940
50,000	MA HFA, Series E1	6.050		07/01/2020	07/01/2009	B	50,241
4,225,000	MA HFA, Series H	6.650		07/01/2041	07/01/2010	B	4,277,728
595,000	MA Industrial Finance Agency (Arbors at Taunton)	5.300		06/20/2019	10/14/2014	A	565,559
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	10/01/2008	B	266,216
1,000,000	MA Industrial Finance Agency (Heights Crossing)	6.150		02/01/2035	02/01/2022	A	963,340
1,325,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.250		12/01/2010	12/01/2008	B	1,326,166
930,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.750		12/01/2025	12/01/2008	B	929,926
2,130,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.900		12/01/2029	12/01/2008	B	2,130,021
1,000,000	MA Port Authority (Delta Air Lines)[1]	5.500		01/01/2019	01/01/2019		829,830
16,500,000	MA Port Authority (Delta Air Lines)[1]	5.500		01/01/2022	01/01/2022		13,688,400
25,000	MA Port Authority (US Airways)[1]	5.500		09/01/2009	09/01/2009		23,566
225,000	MA Port Authority (US Airways)[1]	5.750		09/01/2016	10/12/2014	A	200,232
435,000	MA Port Authority (US Airways)[1]	6.000		09/01/2021	10/13/2019	A	386,915
1,095,000	MA Turnpike Authority, Series A1	5.125		01/01/2023	01/01/2009	B	1,081,291
1,065,000	MA Turnpike Authority, Series A1	5.550		01/01/2017	01/01/2009	B	1,076,971

							94,513,283
F27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Michigan—1.0%
$225,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)	5.375%	05/01/2018	08/27/2014	A	$182,698
30,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	02/15/2009	B	30,052
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)	5.375	07/01/2020	01/23/2019	A	132,241
25,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	10/01/2008	B	25,393
20,000	MI Higher Education Student Loan Authority[1]	5.400	06/01/2018	06/01/2018		18,675
250,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)	5.250	08/15/2028	07/25/2027	A	194,913
50,000	MI Hospital Finance Authority (Holland Community Hospital)[1]	5.625	01/01/2028	03/21/2025	A	47,434
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	11/15/2008	B	20,587
680,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100	10/01/2033	04/01/2009	B	658,750
75,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	04/10/2034	A	63,663
1,015,000	MI Job Devel. Authority Pollution Control (General Motors Corp.)	5.550	04/01/2009	04/01/2009		972,066
25,000	MI Municipal Bond Authority[1]	7.100	11/01/2014	11/01/2008	B	25,075
1,035,000	MI Public Educational Facilities Authority (Old Redford Academy)	5.000	12/01/2013	01/05/2012	A	1,001,518
1,750,000	MI Strategic Fund (Clark Retirement Community/Clark Retirement Community Foundation Obligated Group)	5.300	06/01/2024	01/24/2022	A	1,528,188
520,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550	10/01/2022	10/01/2022		361,135
1,425,000	MI Strategic Fund Solid Waste (S.D. Warren & Company)	7.375	01/15/2022	01/15/2009	B	1,427,394
12,980,000	MI Tobacco Settlement Finance Authority	5.125	06/01/2022	07/12/2013	A	11,001,588
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600	06/01/2022	12/01/2008	B	767,693
55,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2019	12/01/2019		49,180
20,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2014	12/01/2008	B	19,685
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2018	12/01/2018		23,253
10,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375	12/01/2015	12/01/2008	B	9,785
25,000	Wexford County, MI Water Supply System	5.850	11/01/2012	11/01/2008	B	25,790

						18,586,756
F28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Minnesota—3.1%
$50,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500%	04/01/2030	08/27/2012	B	$55,075,000
45,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)	5.100	12/20/2018	05/17/2016	A	43,067
800,000	MN Agricultural & Economic Devel. Board	7.250	08/01/2020	02/01/2009	B	808,824
250,000	MN HFA (Single Family Mtg.)	5.600	07/01/2013	01/01/2009	B	253,428

						56,180,319

Mississippi—0.7%
3,000,000	Adams County, MS Environmental Improvement (International Paper Company)	6.250	09/01/2023	09/01/2023		2,711,280
285,000	Biloxi, MS Hsg. Authority (Beauvoir Apartments)	6.250	09/01/2031	02/03/2027	A	251,339
60,000	Gulfport, MS Hospital Facility (Memorial Hospitalat Gulfport)[1]	6.125	07/01/2015	01/01/2009	B	60,076
300,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2012	11/01/2008	B	300,009
290,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2013	05/01/2009	B	289,171
100,000	MS Business Finance Corp. (Bomaine Corp.)	5.750	05/01/2015	05/01/2015		97,118
200,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2031		187,890
25,000	MS GO (Mississippi Small Enterprise)[1]	5.850	07/01/2014	01/01/2009	B	25,008
10,000	MS Higher Education Assistance Corp. (Student Loan)	6.800	09/01/2016	03/01/2009	B	10,006
2,750,000	MS Higher Education Assistance Corp., Series C	6.750	09/01/2014	03/01/2009	B	2,752,448
195,000	MS Higher Education Assistance Corp., Series C	7.500	09/01/2009	03/01/2009	B	195,499
420,000	MS Home Corp. (Single Family Mtg.)	5.300	12/01/2023	04/01/2013	B	422,638
3,435,000	MS Home Corp. (Single Family Mtg.)	6.350	06/01/2030	03/05/2009	C	3,439,294
385,000	MS Home Corp. (Single Family Mtg.)	6.700	12/01/2029	12/01/2012	B	388,607
140,000	MS Home Corp. (Valley State Student Hsg.)	5.200	12/01/2023	01/08/2022	A	67,677
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/08/2027	A	50,737
20,000	MS Home Corp., Series A	6.300	06/01/2031	06/01/2014	B	20,392
50,000	MS Small Business Enterprise[1]	5.700	12/01/2013	12/01/2008	B	50,032
20,000	Tupelo, MS GO	5.900	08/01/2013	02/01/2009	B	20,169
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)	6.250	09/01/2023	09/01/2023		989,817

						12,329,207

Missouri—1.4%
20,000	Bates County, MO Hospital (Bates County Memorial Hospital)	5.700	03/01/2026	04/09/2024	A	17,496
175,000	Belton, MO Tax Increment (Belton Town Center)	5.000	03/01/2014	09/06/2013	A	170,301
125,000	Belton, MO Tax Increment (Belton Town Center)	5.125	03/01/2015	03/01/2015		120,751
F29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Missouri Continued
$100,000	Belton, MO Tax Increment (Belton Town Center)	5.250%	03/01/2016	03/01/2016		$96,076
1,275,000	Branson, MO IDA (Branson Hills Redevel.)	6.250	05/01/2013	05/05/2011	A	1,303,394
4,095,000	Hanley/Eager Road, MO Transportation Devel. District	6.750	12/01/2028	12/01/2010	D	4,095,614
1,170,000	Kansas City, MO Special Facilities (MCI Overhaul Base)[1]	5.625	09/01/2017	09/01/2015	B	1,164,840
1,200,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	08/01/2013	C	1,116,000
150,000	Lake of the Ozarks, MO Community Bridge Corp.	5.250	12/01/2026	03/24/2024	A	120,986
20,000	Lees Summit, MO Tax (Summitwoods Crossing)	6.250	05/01/2017	11/01/2008	B	19,894
1,095,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.200	11/01/2022	09/01/2012	C	933,126
10,000	MO Environmental Improvement & Energy Resources Authority	5.100	01/01/2011	01/01/2009	B	10,024
35,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	01/01/2009	B	35,130
205,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)	5.900	03/01/2030	03/01/2030		197,140
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	02/01/2009	B	320,595
25,000	MO Environmental Improvement & Energy Resources Authority (Tri County Water Authority)	5.750	04/01/2019	05/11/2017	A	24,357
110,000	MO H&EFA (FHS)[1]	5.500	02/15/2024	02/15/2009	B	110,293
25,000	MO H&EFA (St. Lukes-Shawnee Mission Health System)[1]	5.375	11/15/2021	11/15/2008	B	25,005
35,000	MO HDC (Single Family Hsg.)	6.100	09/01/2024	09/01/2009	B	35,478
660,000	MO HDC (Single Family Hsg.)	6.450	09/01/2029	03/01/2009	B	667,907
500,000	MO HDC (Single Family Hsg.)	6.950	09/01/2030	09/01/2009	B	507,005
5,000,000	MO HDC (Single Family Mtg.)	6.050	03/01/2037	09/01/2015	B	5,012,000
10,000	MO HDC (Single Family Mtg.)	6.200	09/01/2025	11/20/2009	C	10,185
5,175,000	MO HDC (Single Family Mtg.)	6.230	03/01/2032	10/15/2009	C	5,218,211
5,000	MO HDC (Single Family Mtg.)	7.250	09/01/2026	09/01/2009	C	5,059
15,000	MO HDC (Single Family- Homeownership Loan)	5.550	09/01/2018	03/01/2011	B	15,069
30,000	MO HDC (Truman Farm Villas)[1]	5.750	10/01/2011	10/01/2008	B	30,029
20,000	MO Higher Education Student Loan Authority	5.650	02/15/2010	02/15/2009	B	20,026
F30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

Missouri Continued
$200,000	Raymore, MO Tax Increment	5.000%	03/01/2012	03/01/2012		$190,452
300,000	Raymore, MO Tax Increment	5.000	03/01/2013	03/01/2013		280,749
275,000	Raymore, MO Tax Increment	5.125	03/01/2014	03/01/2014		254,100
230,000	Raymore, MO Tax Increment	5.125	03/01/2015	03/01/2015		207,823
2,215,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.200	11/01/2021	07/21/2015	A	1,908,865
35,000	Sikeston, MO Electric[1]	5.000	06/01/2022	12/01/2008	B	34,252
500,000	St. Joseph, MO IDA (Shoppes at North Village)	5.100	11/01/2019	06/06/2018	A	443,240
10,000	St. Louis County, MO IDA (South Summit Apartments)	6.050	04/20/2027	10/20/2008	B	10,236
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)	5.000	05/01/2024	02/03/2012	C	547,547
10,000	University City, MO IDA (Canterbury Gardens)[1]	5.900	12/20/2020	12/20/2008	B	10,200

						25,289,455

Montana—0.2%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	10/01/2009	B	215,376
25,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.450	06/01/2027	11/23/2023	A	22,633
1,170,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.600	12/01/2023	12/01/2010	B	1,171,463
10,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	06/01/2030	06/01/2009	B	10,052
2,330,000	MT Higher Education Student Assistance Corp.	6.400	12/01/2032	12/01/2032		2,179,668

						3,599,192

Multi States—1.5%
10,000,000	Centerline Equity Issuer Trust	6.000	04/30/2015	04/30/2015		10,390,600
6,000,000	Munimae TE Bond Subsidiary	5.125	11/29/2049	09/30/2015	D	5,649,060
8,000,000	Munimae TE Bond Subsidiary	5.300	11/29/2049	09/30/2015	D	7,523,920
3,000,000	Munimae TE Bond Subsidiary	5.500	11/29/2049	09/30/2015	D	2,847,000

						26,410,580

Nebraska—0.3%
50,000	Dawson County, NE Sanitation & Improvement District (IBP)	5.250	02/01/2009	02/01/2009		50,016
35,000	Dawson County, NE Sanitation & Improvement District (IBP)	5.550	02/01/2017	08/26/2015	A	32,699
10,000	NE Investment Finance Authority (Kearney Plaza)	7.500	12/01/2023	01/01/2009	B	10,191
5,000	NE Investment Finance Authority (Multifamily Hsg.)	6.000	12/01/2015	12/01/2008	B	5,000
30,000	NE Investment Finance Authority (Multifamily Hsg.)	6.200	06/01/2028	12/01/2008	B	29,200
25,000	NE Investment Finance Authority (Single Family Hsg.)	5.350	09/01/2032	03/01/2012	B	25,189
F31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Nebraska Continued
$105,000	NE Investment Finance Authority (Single Family Hsg.)	5.650%	03/01/2028	09/24/2024	A	$96,879
20,000	NE Investment Finance Authority (Single Family Hsg.)	6.300	09/01/2020	03/01/2010	B	20,153
490,000	NE Student Loan (Nebhelp)	6.000	06/01/2028	03/10/2009	B	496,061
4,620,000	NE Student Loan (Nebhelp)	6.400	06/01/2013	12/01/2010	A	4,711,476
105,000	Sarpy County, NE Sanitation & Improvement Districts No. 179 (Eagle Crest)	5.700	10/01/2021	10/01/2008	B	104,353
55,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)	6.375	12/15/2008	12/15/2008		55,133

						5,636,350

Nevada—0.8%
75,000	Clark County, NV Improvement District (Hiko Springs)[1]	5.400	12/15/2015	12/15/2008	B	75,323
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)	5.450	03/01/2038	03/01/2013	D	392,152
5,200,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[1]	5.625	01/01/2032	01/26/2031	A	3,206,788
2,500,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[1]	5.625	01/01/2034	07/15/2033	A	1,540,150
8,555,000	Las Vegas, NV Paiute Tribe, Series A	6.125	11/01/2012	05/30/2010	A	8,689,998
200,000	Las Vegas, NV Paiute Tribe, Series A	6.625	11/01/2017	11/01/2012	B	201,924
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.500	06/01/2015	06/01/2015		237,785
115,000	NV Hsg. Division (Campaige Place)	5.450	10/01/2018	10/01/2008	B	112,693
45,000	NV Hsg. Division (Multi-Unit Hsg.)	5.550	10/01/2028	07/28/2024	A	41,021
290,000	NV Hsg. Division (Multi-Unit Hsg.)	5.900	10/01/2016	04/01/2010	B	291,386
5,000	NV Hsg. Division (Single Family Mtg.)	5.300	04/01/2028	04/01/2009	B	5,014
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	11/01/2008	C	14,057
10,000	NV Hsg. Division (Single Family Mtg.), Series B1	5.650	10/01/2021	06/14/2018	A	9,576
60,000	Washoe County, NV (Reno/Sparks Convention)[1]	5.600	07/01/2010	12/01/2008	B	60,132
50,000	Washoe County, NV GO1	5.250	06/01/2011	12/01/2008	B	50,081
15,000	Washoe, NV HFC (Washoe Mills Apartments)	6.125	07/01/2022	12/01/2008	B	15,007

						14,943,087

New Hampshire—2.7%
15,000	Manchester, NH Hsg. & Redevel. Authority, Series A	6.000	01/01/2011	01/01/2011		15,136
2,000,000	Manchester, NH Hsg. & Redevel. Authority, Series A	6.750	01/01/2014	01/01/2010	B	2,026,300
350,000	NH Business Finance Authority (Pennichuck Water Works)[1]	6.300	05/01/2022	11/01/2008	B	347,050
525,000	NH Business Finance Authority (Public Service Company of New Hampshire)	6.000	05/01/2021	05/01/2021		489,400
F32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Hampshire Continued
$10,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)	6.000%	05/01/2021	05/01/2021		$9,321,900
31,600,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2021		29,857,260
130,000	NH HE&HFA (Dartmouth College)[1]	5.550	06/01/2023	06/01/2023		121,497
125,000	NH HE&HFA (Franklin Pierce College)	5.250	10/01/2018	11/08/2016	A	108,153
150,000	NH HE&HFA (New Hampton School)	5.250	10/01/2018	09/03/2014	A	141,522
5,000	NH HFA	6.125	01/01/2018	01/01/2009	B	5,108
60,000	NH HFA (Prescott Hills Apartments)	6.150	07/01/2040	03/03/2036	A	57,418
190,000	NH HFA (Single Family Mtg.)	5.200	01/01/2024	07/01/2013	B	190,737
10,000	NH HFA (Single Family Mtg.)	5.450	07/01/2021	07/01/2021		9,491
70,000	NH HFA (Single Family Mtg.)	5.850	07/01/2017	07/01/2009	B	71,598
5,120,000	NH HFA (Single Family Mtg.)	5.850	07/01/2021	03/01/2010	C	5,082,061
15,000	NH HFA (Single Family Mtg.)	6.150	07/01/2011	07/01/2009	B	15,105
55,000	NH HFA (Single Family Mtg.)	6.150	07/01/2029	12/01/2011	B	55,452
770,000	NH HFA (Single Family Mtg.)	6.300	07/01/2031	01/01/2012	B	777,615
1,000,000	NH IDA (Connecticut Light & Power Company)	5.900	11/01/2016	11/01/2008	B	1,011,980
35,000	NH IDA (Connecticut Light & Power Company)	5.900	08/01/2018	08/01/2018		34,034

						49,738,817

New Jersey—2.6%
3,550,000	NJ EDA (Continental Airlines)	6.625	09/15/2012	09/15/2012		3,308,636
4,450,000	NJ EDA (Trigen-Trenton District Energy Company)	6.200	12/01/2010	12/01/2008	B	4,454,895
5,670,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)	6.200	07/01/2013	01/01/2009	B	5,675,840
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)	6.300	07/01/2023	01/01/2009	B	5,000,150
13,381,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.250	07/01/2020	11/01/2016	A	13,144,156
545,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	01/01/2009	B	544,657
2,560,000	NJ Higher Education Student Assistance Authority (Student Loan)[1]	6.000	06/01/2015	06/01/2010	B	2,596,915
5,540,000	NJ Tobacco Settlement Financing Corp.	4.500	06/01/2023	09/08/2012	C	4,693,100
8,695,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375	06/01/2013	06/01/2009	B	8,733,519

						48,151,868
F33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Mexico—1.4%
$3,500,000	Bernalillo County, NM Multifamily Hsg. (Mountain View)	7.500%	09/20/2033	09/20/2009	B	$3,675,560
30,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)	5.000	06/01/2016	12/01/2008	B	30,036
3,045,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.700	12/01/2016	12/01/2008	B	3,055,749
4,235,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)	6.375	04/01/2022	04/01/2022		4,006,183
12,000,000	Farmington, NM Pollution Control (Tucson Electric Power Company)	6.950	10/01/2020	10/01/2009	B	12,026,280
190,000	Hobbs, NM Health Facilities (Evangelical Lutheran Good Samaritan Society)[1]	5.500	05/01/2026	04/08/2022	A	179,558
20,000	Jemez Mountain, NM Public School District No. 53	5.700	11/01/2009	11/01/2008	B	20,039
25,000	NM Educational Assistance Foundation	6.650	11/01/2025	11/01/2008	B	24,615
20,000	NM Mtg. Finance Authority (Bluffs at Tierra Contenta)	5.200	01/01/2019	06/23/2014	A	19,200
15,000	NM Mtg. Finance Authority (Rio Volcan Apartments)	5.650	07/01/2018	07/01/2009	B	14,827
30,000	NM Mtg. Finance Authority (Single Family Mtg.)	5.000	09/01/2022	03/01/2012	B	30,068
15,000	NM Mtg. Finance Authority (Single Family Mtg.)	5.350	07/01/2023	07/01/2010	B	15,054
1,255,000	NM Mtg. Finance Authority (Single Family Mtg.)	5.850	01/01/2037	12/01/2011	C	1,183,277
5,000	NM Mtg. Finance Authority (Single Family Mtg.)	5.875	09/01/2021	03/01/2010	B	5,029
5,000	NM Mtg. Finance Authority (Single Family Mtg.)	6.000	01/01/2029	01/01/2010	B	5,029
225,000	NM Regional Hsg. Authority (Washington Place Apartments)	5.500	08/15/2020	10/30/2017	A	202,257
15,000	Santa Fe, NM Single Family Mtg. (FNMA & Government National Mortgage Assn. Mtg. Backed Securities), Series A	6.300	11/01/2028	11/01/2008	B	14,864
125,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)	5.900	05/20/2027	12/14/2022	A	119,208

						24,626,833

New York—0.6%
10,000,000	NY Tobacco Settlement Financing Corp., Series B6	5.500	06/01/2017	06/01/2011	B	10,117,750
North Carolina—0.7%
4,000,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2028	12/17/2026	A	3,869,400
115,000	NC Eastern Municipal Power Agency	5.750	01/01/2026	05/26/2024	A	109,435
F34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

North Carolina Continued
$415,000	NC Eastern Municipal Power Agency, Series B	5.500%		01/01/2017	01/01/2009	B	$414,996
75,000	NC Eastern Municipal Power Agency, Series B1	5.500		01/01/2021	01/01/2009	B	75,103
165,000	NC Eastern Municipal Power Agency, Series B	5.500		01/01/2021	09/22/2020	A	158,588
1,215,000	NC Eastern Municipal Power Agency, Series B	5.500		01/01/2021	09/22/2020	A	1,167,785
30,000	NC Eastern Municipal Power Agency, Series B	6.250		01/01/2023	01/01/2009	B	30,000
3,225,000	NC HFA[1]	5.750		03/01/2017	03/01/2009	B	3,258,572
2,130,000	NC HFA[1]	6.000		07/01/2016	07/01/2009	B	2,135,112
15,000	NC HFA (Single Family)[1]	5.350		09/01/2028	03/01/2009	B	15,052
110,000	NC HFA (Single Family)[1]	5.600		09/01/2019	03/01/2009	B	111,175
1,455,000	NC HFA (Single Family)[1]	6.250		03/01/2028	03/01/2009	B	1,491,622

							12,836,840

North Dakota—0.5%
60,000	Fargo, ND Health System (Meritcare Hospital /Meritcare Med Group Obligated Group)[1]	5.375		06/01/2027	06/01/2009	B	59,264
1,110,000	Grand Forks, ND Health Care Facilities (United Hospital/United Health Resources Obligated Group)	6.100		12/01/2009	12/01/2008	B	1,113,019
7,510,000	Grand Forks, ND Health Care System (Altru Health System)	5.600		08/15/2017	02/15/2009	B	7,597,416
100,000	ND Board of Higher Education Student Services Facilities	5.500		08/01/2023	09/09/2021	A	94,002
10,000	ND HFA	5.150		01/01/2019	01/01/2011	B	10,056
60,000	ND HFA (Home Mtg.)	5.150		07/01/2014	07/01/2010	B	60,035
15,000	ND HFA (Home Mtg.)	5.750		07/01/2017	07/01/2009	B	15,083
10,000	ND HFA (Home Mtg.)	5.850		07/01/2028	04/21/2014	A	9,417
65,000	ND HFA (Home Mtg.)	5.950		07/01/2017	07/01/2009	B	65,822
80,000	ND HFA, Series B	5.300		07/01/2024	07/01/2012	B	80,346
25,000	ND HFA, Series C	5.650		07/01/2013	07/01/2010	B	25,249
15,000	ND HFA, Series F	5.550		01/01/2012	01/01/2010	B	15,123
160,000	Oliver County, ND Pollution Control (Square Butte Electric Cooperative)[1]	5.300		01/01/2027	11/06/2025	A	152,922
50,000	Oliver County, ND Solid Waste (Square Butte Electric Cooperative)[1]	5.450		01/01/2024	01/01/2024		44,616
55,000	Williston, ND Health Facilities (Catholic Health Corp.)[1]	5.500		11/15/2014	11/15/2008	B	55,089

							9,397,459

Ohio—5.6%
100,000	Adams County, OH Valley Local School District[1]	5.250		12/01/2021	12/01/2008	B	100,018
70,000	Akron, OH Economic Devel.[1]	5.000		12/01/2018	12/01/2009	B	70,327
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	0.000	[4]	06/01/2037	01/06/2023	A	2,866,850
F35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Ohio Continued
$81,145,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125%		06/01/2024	11/01/2013	C	$67,746,338
3,025,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	12/01/2013	C	2,597,447
12,625,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC) ROLs[10]	1.870	[11]	06/01/2024	11/01/2013	C	8,456,099
70,000	Centerville, OH GO1	5.625		12/01/2026	12/01/2008	B	70,016
395,000	Cleveland, OH Airport (Continental Airlines)	5.500		12/01/2008	12/01/2008		393,294
50,000	Columbus, OH Sewer Improvement Bonds	6.000		09/15/2010	03/15/2009	B	50,216
5,000	Cuyahoga County, OH Hospital (University Hospitals of Cleveland)	9.000		06/01/2011	12/01/2008	B	5,454
1,250,000	Cuyahoga County, OH Hospital Facilities (Canton)	7.500		01/01/2030	07/01/2010	B	1,303,675
345,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.850		08/15/2010	02/15/2009	B	346,121
50,000	Dayton, OH Special Facilities (EAFC/EWA Obligated Group)[1]	5.625		02/01/2018	02/01/2009	B	50,178
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)	5.800		12/20/2028	09/26/2022	A	94,688
20,000	Franklin County, OH Mtg. (Villas at St. Therese)	5.500		07/01/2021	01/24/2020	A	18,844
1,880,000	Grove City, OH Tax Increment Financing	5.125		12/01/2016	06/12/2013	A	1,712,962
25,000	Lake County, OH Sewer District Improvements	5.850		12/01/2016	12/01/2008	B	25,110
425,000	Lucas County, OH GO1	6.500		12/01/2016	12/01/2008	B	427,219
200,000	Lucas County, OH Hospital (Toledo Hospital/ Flower Hospital Obligated Group)[1]	5.750		11/15/2011	11/15/2008	B	200,388
20,000	Miamisburg, OH (Municipal Golf Course)[1]	5.100		12/01/2021	12/01/2008	B	20,003
25,000	Montgomery County, OH Multifamily Hsg. (Creekside Villas)	6.000		09/01/2031	08/13/2026	A	23,805
30,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375		02/15/2012	02/15/2009	B	30,048
45,000	OH Capital Corp. for Hsg. (The Conifers)	6.300		06/01/2028	12/01/2008	B	46,156
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450		06/01/2022	05/22/2019	A	426,862
10,000	OH Economic Devel. (Enterprise Bond Fund)[1]	6.500		12/01/2009	12/01/2008	B	10,017
240,000	OH Environmental Facilities (Ford Motor Company)	5.950		09/01/2029	09/01/2029		145,565
45,000	OH HFA	5.250		09/01/2030	09/01/2010	B	45,017
840,000	OH HFA, Series D	5.450		09/01/2031	05/16/2009	C	818,202
60,000	OH Water Devel. Authority[1]	9.375		12/01/2010	12/01/2008	B	63,020
10,000	Pleasant, OH Local School District[1]	5.100		12/01/2018	12/01/2008	B	10,011
1,965,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	12/19/2017	A	1,876,673
F36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Ohio Continued
$1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400%	02/15/2034	02/27/2030	A	$1,783,470
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300	08/15/2013	11/19/2008	B	216,335
35,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.450	12/01/2028	01/09/2027	A	31,332
40,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)	5.250	12/01/2018	11/25/2014	A	38,306
7,120,000	Toledo-Lucas County, OH Port Authority (Bax Global)	6.250	11/01/2013	08/25/2011	A	6,763,146
880,000	Tuscarawas County, OH (Union Hospital Assoc.)	6.375	10/01/2011	10/01/2008	B	881,540
1,470,000	Tuscarawas County, OH (Union Hospital Assoc.)	6.500	10/01/2021	10/01/2008	B	1,470,544
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)	6.200	03/01/2020	05/21/2017	A	82,022

						101,317,318

Oklahoma—1.3%
660,000	Ardmore, OK Devel. Authority Tax	5.000	11/01/2010	12/12/2008	A	655,208
85,000	Cherokee County, OK EDA (NSU Student Hsg.)	5.250	12/01/2034	06/03/2030	A	65,832
65,000	Edmond, OK EDA Student Hsg. (Collegiate Hsg. Foundation)	5.375	12/01/2019	04/10/2016	A	61,469
110,000	OK HFA (Single Family Homeownership Loan Program)	5.300	09/01/2026	05/02/2009	C	98,387
15,000	OK HFA (Single Family Homeownership Loan Program)	5.400	09/01/2022	07/21/2010	C	14,097
105,000	OK HFA (Single Family Homeownership Loan Program)	5.500	09/01/2028	11/24/2011	C	95,205
25,000	OK HFA (Single Family Homeownership Loan Program)	5.750	03/01/2029	09/01/2009	C	25,108
85,000	OK HFA (Single Family Homeownership Loan Program)	5.850	09/01/2020	03/01/2011	B	85,501
15,000	OK HFA (Single Family Homeownership Loan Program)	6.200	09/01/2028	03/01/2010	B	14,680
330,000	OK HFA (Single Family Homeownership Loan Program)	6.400	09/01/2030	03/01/2010	B	332,297
120,000	OK HFA (Single Family Homeownership Loan Program)	6.550	03/01/2029	08/01/2009	C	121,210
30,000	OK HFA (Single Family Mtg.)	5.250	03/01/2022	03/01/2012	B	30,190
15,000	OK HFA (Single Family Mtg.)	5.350	09/01/2020	01/27/2018	A	14,288
10,000	OK HFA (Single Family Mtg.)	5.350	09/01/2025	03/01/2013	B	10,042
45,000	OK HFA (Single Family Mtg.)	5.400	09/01/2029	11/11/2009	C	40,181
F37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Oklahoma Continued
$105,000	Oklahoma County, OK HFA (Single Family Mtg.)	5.950%	10/01/2035	02/01/2022	B	$105,738
1,225,000	Oklahoma County, OK HFA (Single Family Mtg.)	5.950	10/01/2035	02/01/2022	B	1,243,718
2,340,000	Oklahoma County, OK HFA (Single Family Mtg.)	6.600	10/01/2035	02/01/2017	B	2,389,725
17,850,000	Tulsa, OK Municipal Airport Trust (American Airlines)	6.000	06/01/2035	12/01/2008	D	17,747,720
10,000	Tulsa, OK Municipal Airport Trust (American Airlines)	6.250	06/01/2020	06/01/2020		7,878

						23,158,474

Oregon—0.2%
10,000	Brooks, OR Community Sewer District	7.000	06/01/2009	12/01/2008	B	10,075
25,000	Newberg, OR Public Safety	5.250	12/01/2012	12/01/2008	B	25,043
75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)[1]	5.200	12/01/2024	12/01/2008	B	74,995
15,000	OR Bond Bank (Economic Devel. Dept.)	5.500	01/01/2013	01/01/2009	B	15,023
45,000	OR Bond Bank (Economic Devel. Dept.)	6.000	01/01/2015	01/01/2009	B	45,107
25,000	OR GO1	5.375	08/01/2028	02/21/2024	A	22,322
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2012	02/01/2009	B	40,053
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2013	02/01/2009	B	35,040
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	02/01/2009	B	20,001
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2009	B	24,633
30,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	02/01/2009	B	30,005
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	02/01/2009	B	15,001
60,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	02/01/2009	B	59,992
285,000	OR GO (Veterans Welfare)[1]	6.000	04/01/2032	04/01/2010	B	286,134
20,000	OR Health & Science University[1]	5.250	07/01/2015	01/01/2009	B	20,026
50,000	OR Hsg. & Community Services Dept. (Multifamily)	5.700	07/01/2029	07/01/2029		46,254
10,000	OR Hsg. & Community Services Dept. (Multifamily), Series A	5.100	07/01/2021	04/14/2020	A	9,222
210,000	OR Hsg. & Community Services Dept. (Multifamily), Series A	5.950	07/01/2030	08/23/2026	A	199,385
50,000	OR Hsg. & Community Services Dept. (Multifamily), Series A	6.050	07/01/2042	06/18/2035	A	46,803
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)	6.800	07/01/2027	07/01/2009	B	15,386
60,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A	5.800	07/01/2016	01/01/2009	B	60,624
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A	6.000	07/01/2011	01/01/2009	B	25,031
F38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Oregon Continued
$5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A	6.200%	07/01/2027	07/01/2009	B	$4,929
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B	5.200	07/01/2009	01/01/2009	B	10,123
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B	5.450	07/01/2029	09/15/2009	C	25,194
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B	6.200	07/01/2027	01/01/2009	B	9,857
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series C	6.400	07/01/2026	01/01/2009	B	19,999
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series E	6.000	07/01/2027	01/01/2009	B	15,175
30,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F	5.250	07/01/2022	12/15/2009	C	30,780
200,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F	5.650	07/01/2028	07/01/2009	B	200,948
65,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H	5.650	07/01/2028	06/07/2024	A	59,925
45,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H	6.000	07/01/2027	01/01/2009	B	43,378
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M	5.700	07/01/2011	07/01/2009	B	10,099
120,000	OR Hsg. & Community Services Dept., Series B	5.900	07/01/2019	07/01/2009	B	120,011
25,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	07/01/2010	B	24,427
30,000	Port Umatilla, OR Water	6.375	08/01/2009	02/01/2009	B	30,359
60,000	Port Umatilla, OR Water	6.450	08/01/2014	02/01/2009	B	60,632
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000	01/01/2016	03/24/2015	A	877,270

						2,669,261

Pennsylvania—1.9%
4,020,000	Carbon County, PA IDA (Panther Creek Partners)	6.650	05/01/2010	05/31/2009	A	4,067,516
5,000	Lycoming County, PA Hospital Authority (Divine Providence Hospital)[1]	5.375	11/15/2010	11/15/2008	B	5,010
12,300,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	11/01/2027		9,908,142
8,120,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	11/01/2027		6,638,344
3,200,000	PA EDFA (Northampton Generating)	6.400	01/01/2009	01/01/2009		3,188,896
2,000,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	12/24/2010	A	1,916,400
10,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/17/2014	A	8,974,600
F39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Pennsylvania Continued
$465,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	4.750%		04/01/2034	07/02/2024	A	$448,032
25,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000		07/01/2015	07/01/2015		23,941

							35,170,881

Rhode Island—3.0%
3,500,000	Central Falls, RI Detention Facility	6.750		01/15/2013	05/17/2011	A	3,434,025
25,000	Providence, RI Public Building Authority, Series B1	5.500		12/15/2014	12/15/2008	B	25,102
290,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800		09/01/2022	02/04/2021	A	276,364
80,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	10/01/2008	B	80,113
50,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250		05/15/2026	05/15/2009	B	48,653
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200		04/01/2019	04/10/2018	A	23,961
30,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400		10/01/2026	10/01/2008	B	29,990
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375		04/01/2024	01/31/2021	A	22,793
18,835,000	RI Student Loan Authority[6]	6.000		12/01/2023	10/10/2021	A	17,470,701
105,000	RI Student Loan Authority	6.450		12/01/2015	12/01/2008	B	105,110
1,370,000	RI Tobacco Settlement Financing Corp. (TASC)	6.250		06/01/2042	06/20/2026	A	1,166,487
350,000,000	RI Tobacco Settlement Financing Corp. (TASC)	6.950	[3]	06/01/2052	04/09/2028	A	7,304,500
3,145,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.000		06/01/2023	11/24/2010	C	2,960,609
24,345,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.125		06/01/2032	09/25/2018	A	21,551,655

							54,500,063

South Carolina—1.5%
215,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	5.000		10/01/2022	10/01/2008	B	217,247
530,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	5.500		10/01/2019	10/01/2008	B	536,662
20,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	6.000		10/01/2009	10/01/2008	B	20,056
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)	5.700		10/01/2021	10/01/2021		94,471
15,000	Horry County, SC Airport	5.700		07/01/2027	06/15/2023	A	13,724
840,000	Orangeburg County, SC Solid Waste (South Carolina Electric & Gas Company)[1]	5.700		11/01/2024	11/01/2024		777,454
F40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

South Carolina Continued
$110,000	Piedmont, SC Municipal Power Agency	5.250%		01/01/2021	01/15/2020	A	$105,107
1,190,000	Richland County, SC Educational Facilities (Benedict College)	6.250		07/01/2014	01/26/2013	A	1,173,519
2,335,000	Richland County, SC Environmental Improvement (International Paper Company)	6.100		04/01/2023	04/01/2023		2,102,271
1,630,000	SC Connector 2000 Assoc. Toll Road, Series B	4.673	[3]	01/01/2011	01/01/2011		1,241,718
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[3]	01/01/2021	01/01/2021		549,318
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[3]	01/01/2026	01/01/2026		155,074
725,000	SC Educational Facilities Authority (Benedict College)	5.750		07/01/2017	03/02/2015	A	705,041
25,000	SC GO1	5.250		06/01/2009	12/01/2008	B	25,063
25,000	SC GO1	5.250		06/01/2010	12/01/2008	B	25,054
435,000	SC Hsg. Finance & Devel. Authority	5.875		07/01/2009	07/01/2009		437,632
20,000	SC Hsg. Finance & Devel. Authority[1]	5.950		07/01/2029	11/12/2014	A	18,897
90,000	SC Hsg. Finance & Devel. Authority, Series A	5.400		07/01/2021	01/03/2018	A	84,652
50,000	SC Hsg. Finance & Devel. Authority, Series A	6.200		07/01/2015	11/01/2008	B	50,166
15,000	SC Hsg. Finance & Devel. Authority, Series A-1	6.200		07/01/2009	01/01/2009	B	15,035
10,000	SC Hsg. Finance & Devel. Authority, Series A-2	5.300		07/01/2019	07/11/2016	A	9,623
5,000	SC Hsg. Finance & Devel. Authority, Series A-2	6.750		07/01/2026	01/01/2009	B	5,001
10,000	SC Ports Authority	5.000		07/01/2017	07/01/2017		9,572
25,000	SC Ports Authority	5.000		07/01/2018	07/01/2018		23,595
160,000	SC Ports Authority[1]	5.300		07/01/2026	12/02/2022	A	145,254
20,000,000	SC Tobacco Settlement Management Authority	5.000		06/01/2018	08/01/2010	C	19,196,800
130,000	SC Western Carolina Regional Sewer Authority	5.500		03/01/2010	09/01/2009	B	134,484

							27,872,490

South Dakota—1.7%
15,930,000	SD Education Loans	5.600		06/01/2020	06/01/2020		14,816,334
10,460,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	6.500		06/01/2032	09/12/2029	A	9,403,540
45,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650		04/01/2022	08/13/2018	A	43,203
4,360,000	SD Hsg. Devel. Authority (Homeownership)	5.375		05/01/2018	11/01/2009	C	4,369,156
35,000	SD Hsg. Devel. Authority (Homeownership)	5.375		05/01/2018	02/21/2015	A	33,951
1,545,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	11/01/2015	B	1,523,772

							30,189,956

Tennessee—0.2%
10,000	Blount County, TN Hospital, Series B	5.125		07/01/2019	01/23/2018	A	9,495
50,000	Columbia, TN Electric System	5.625		09/01/2017	03/01/2009	B	50,090
5,000	Memphis, TN HFC (Saint’s Court Apartments)	6.000		09/01/2013	03/01/2009	B	5,007
215,000	Memphis-Shelby County, TN Airport Authority[1]	6.000		03/01/2024	04/12/2022	A	199,292
F41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Tennesseee Continued
$50,000	Shelby County, TN HE&HF (Christian Brothers University)	5.750%		09/01/2012	03/01/2009	B	$50,026
3,000,000	Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments)	6.450		10/20/2035	10/20/2010	B	3,106,530
85,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)	6.350		10/01/2015	11/16/2013	A	80,946
355,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)	6.400		10/01/2020	11/14/2018	A	326,948
15,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.250		07/01/2022	01/01/2012	B	15,129
35,000	TN Hsg. Devel. Agency (Homeownership)	5.375		07/01/2023	07/01/2010	B	35,261
25,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.500		07/01/2013	01/01/2010	B	25,186
80,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.550		01/01/2021	01/01/2011	B	76,712
30,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.850		07/01/2023	07/01/2009	B	30,165
20,000	Unicoi County, TN HE&HF (Erwin Health Care Associates)	5.875		03/20/2016	03/20/2009	B	20,015

							4,030,802

Texas—10.1%
20,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	5.850		09/01/2010	03/01/2009	B	20,046
55,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.150		09/01/2025	03/01/2009	B	55,002
605,000	Austin, TX Utility System	6.730	[3]	11/15/2014	11/15/2008	B	390,558
95,000	Bexar County, TX GO1	5.750		08/15/2022	08/15/2010	B	98,856
145,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)	5.750		12/01/2013	05/25/2011	C	133,515
120,000	Bexar County, TX HFC (Doral Club)	8.750		10/01/2036	10/01/2036		98,774
1,085,000	Brazos River Authority, TX (Johnson County Surface Water and Treatment System)[1]	5.800		09/01/2011	03/01/2009	B	1,086,866
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		121,523
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	05/15/2033		276,309
17,845,000	Capital Area, TX HFC (AHF Affordable Hsg.)[7]	9.013	[5]	01/01/2039	01/01/2039		17,042,510
25,000	Cass County, TX IDC (International Paper Company)	6.000		09/01/2025	09/01/2025		21,394
285,000	Cass County, TX IDC (International Paper Company)	6.600		03/15/2024	03/15/2024		267,230
580,000	Charterwood, TX Municipal Utility District	5.800		05/01/2009	11/01/2008	B	581,038
60,000	Collin County, TX HFC (Community College District Foundation)	5.250		06/01/2023	07/07/2021	A	47,652
5,000	Connally, TX Consolidated Independent School District	5.625		08/15/2029	02/15/2009	B	5,001
2,500,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2020	11/01/2020		2,302,200
20,000,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2021	11/01/2021		18,514,800
15,000,000	Dallas-Fort Worth, TX International Airport[1]	5.750		11/01/2018	03/13/2016	A	14,640,900
F42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$6,250,000	Dallas-Fort Worth, TX International Airport[1]	6.000%	11/01/2023	08/23/2022	A	$5,860,688
6,500,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2024	11/01/2024		6,043,635
8,000,000	Dallas-Fort Worth, TX International Airport[1]	6.100	11/01/2019	11/01/2009	B	7,879,440
15,275,000	Dallas-Fort Worth, TX International Airport[1]	6.125	11/01/2035	11/15/2034	A	14,435,486
4,000,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	11/01/2009	B	3,939,080
1,000,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	12/06/2025	A	962,900
100,000	De Soto, TX Park Devel. Corp.[1]	5.250	02/15/2016	02/15/2016		100,177
15,000	Dilley, TX Special Project (Dept. of Criminal Justice)[1]	7.000	04/01/2009	10/01/2008	B	15,339
165,000	El Paso County, TX HFC (American Village Communities), Series A	6.250	12/01/2020	12/01/2012	B	162,774
165,000	Fort Bend County, TX Municipal Utility District No. 23	6.125	09/01/2028	03/01/2009	B	165,224
35,000	Galveston County, TX HFC (Friendswood)[1]	6.200	10/01/2021	10/01/2008	B	35,239
100,000	Galveston County, TX HFC (Friendswood)	6.250	04/01/2029	10/01/2008	B	100,712
85,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	5.800	04/01/2011	04/01/2009	B	85,020
215,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	6.500	04/01/2012	10/01/2008	B	215,138
4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[2]	7.500	05/01/2025	10/01/2012	B	4,761,262
110,000	Gulf Coast, TX IDA (Valero Energy Corp.)	5.600	12/01/2031	12/01/2031	A	92,236
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	04/01/2012	B	351,886
30,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)	6.650	04/01/2032	04/01/2032		28,566
2,272,000	Harris County, TX HFC	6.300	09/01/2032	01/18/2009	C	2,286,404
12,470,000	Harris County, TX HFDC (St. Lukes Episcopal Hospital)	6.750	02/15/2021	02/15/2009	B	12,504,417
65,000	Harris County, TX IDC (Continental Airlines)	5.375	07/01/2019	08/09/2014	A	49,751
2,295,000	Heart of TX HFC (Waco Parkside Village)	7.400	09/20/2035	09/20/2015	B	2,302,321
920,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	01/15/2009	B	919,917
4,960,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.125	07/15/2017	07/09/2013	A	4,174,733
50,000	Houston, TX Airport System (Continental Airlines)[1]	5.375	07/15/2011	01/15/2009	B	50,079
10,000	Houston, TX Airport System (People Mover)	5.375	07/15/2012	01/15/2009	B	10,015
45,000	Houston, TX Airport System, Series A1	5.000	07/01/2028	07/13/2027	A	37,328
50,000	Houston, TX Airport System, Series A1	6.000	07/01/2010	01/01/2009	B	50,562
3,900,000	Houston, TX Airport System, Series A1	6.000	07/01/2011	01/01/2009	B	3,942,783
825,000	Houston, TX HFC (Single Family Mtg.)	6.750	06/01/2033	12/30/2010	C	837,276
1,955,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)	6.625	02/01/2020	02/01/2009	B	1,964,755
F43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$80,000	Leander, TX Independent School District	5.562%[3]	08/15/2015	08/15/2009	B	$54,472
35,000	Lewisville, TX HFC (Lewisville Limited)	5.500	06/01/2017	12/01/2008	B	34,852
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600	12/01/2029	08/15/2024	A	81,590
160,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)	6.750	07/01/2012	04/13/2010	A	143,426
50,000	Matagorda County, TX Navigation District (Centerpoint Energy)[1]	5.250	11/01/2029	11/01/2029		43,497
100,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.500	01/01/2012	01/01/2009	B	100,166
35,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.600	01/01/2017	01/01/2009	B	35,052
45,000	Midland County, TX Hospital District[1]	5.375	06/01/2016	12/01/2008	B	45,066
10,000,000	Mission, TX EDC (Waste Management)	6.000	08/01/2020	08/01/2013	D	9,878,800
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	03/01/2009	B	50,016
25,000	North Forest, TX Municipal Water District (Murphy Sanitation & Sewer System)	6.200	07/10/2009	01/10/2009	B	25,068
250,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.375	01/01/2016	01/01/2009	B	250,188
20,000	Northampton, TX Municipal Utility District (Waterworks and Sewer)[1]	5.700	03/01/2014	03/01/2009	B	20,037
80,000	Odessa, TX Junior College District[1]	5.000	12/01/2019	12/01/2008	B	79,994
2,960,000	Permian Basin, TX HFC (Single Family Mtg.)	5.650	01/01/2038	10/28/2015	C	2,874,426
400,000	Permian Basin, TX HFC (Single Family Mtg.)	5.750	01/01/2038	07/01/2016	B	411,184
2,500,000	Port of Corpus Christi, TX IDC (Valero Energy Corp.)	5.400	04/01/2018	12/11/2014	A	2,413,575
12,190,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	5.750	05/01/2030	11/01/2011	D	11,178,352
620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		512,002
495,000	Southeast TX HFC	4.750	01/01/2037	02/15/2009	C	494,738
40,000	Southlake Parks, TX Devel. Corp.	5.375	08/15/2021	02/15/2009	B	40,003
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		181,103
6,350,000	TX Angelina & Neches River Authority (Temple-Inland)	5.650	09/01/2012	09/01/2012		6,148,070
965,000	TX Dept. of Hsg. & Community Affairs[1]	5.200	01/01/2025	07/01/2012	B	965,666
75,000	TX Dept. of Hsg. & Community Affairs[1]	5.250	07/01/2018	01/01/2011	B	72,467
10,000	TX Dept. of Hsg. & Community Affairs	5.350	07/01/2033	07/01/2011	B	10,006
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)	5.550	12/01/2024	05/09/2022	A	64,917
20,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)	5.250	07/01/2022	07/01/2011	B	20,000
F44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$155,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.500%	01/01/2021	03/25/2019	A	$147,682
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/17/2019	A	65,358
35,000	TX GO1	6.000	12/01/2030	12/01/2010	B	34,827
500,000	TX Lower CO River Authority Pollution Control (Samsung Electronics Company)[1]	6.950	04/01/2030	04/01/2010	B	505,740
1,365,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[8]	6.250	03/01/2010	03/16/2009	A	1,032,814
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[8]	6.625	03/01/2020	03/11/2016	A	3,162,918
2,860,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[8]	6.750	03/01/2031	10/24/2026	A	2,040,267
100,000	TX Veterans Hsg. Assistance[1]	6.100	06/01/2021	06/01/2010	B	100,241
10,000,000	TX Veterans Hsg. Assistance GO1	6.150	12/01/2028	05/16/2025	A	9,706,900
340,000	TX Veterans Hsg. Assistance, Series B1	6.100	06/01/2031	02/01/2009	B	340,357
60,000	Washington County, TX HFDC (Trinity Community Medical Center of Brenham/ Trinity Care Center Obligated Group)	5.750	06/01/2024	07/11/2022	A	53,264
625,000	Willow Fork, TX Drain District, Series A	5.250	09/01/2011	03/01/2009	B	625,325

						184,113,743

U.S. Possessions—0.1%
1,145,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	10/31/2013	A	992,784
500,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024	01/01/2009	B	500,820
750,000	V.I. Public Finance Authority, Series A	6.375	10/01/2019	10/01/2010	B	768,998

						2,262,602

Utah—0.2%
140,000	Clearfield City, UT Multifamily Hsg. (Oakstone Apartments)	5.850	05/01/2039	11/06/2034	A	129,185
1,632,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	06/15/2011	A	1,628,720
885,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625	11/01/2023	11/01/2008	B	885,106
375,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.650	11/01/2023	11/01/2008	B	375,053
30,000	Intermountain, UT Power Agency[1]	5.000	07/01/2013	01/01/2009	B	30,036
495,000	UT HFA[1]	5.950	01/01/2029	09/11/2023	A	470,715
45,000	UT Hsg. Corp. (Single Family Mtg.)[1]	6.000	07/01/2015	01/01/2009	B	45,595
55,000	UT State Building Ownership Authority, Series A1	5.750	08/15/2011	02/15/2009	B	55,498
15,000	UT University Campus Facilities System, Series A1	6.750	10/01/2014	10/01/2008	B	15,103
60,000	Utah County, UT Hospital (IHC Health Services)[1]	5.250	08/15/2026	02/15/2009	B	60,104

						3,695,115
F45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Vermont—0.0%
$25,000	Burlington, VT Airport	5.600%	07/01/2017	01/01/2009	B	$25,017
100,000	Burlington, VT Airport, Series B	5.750	07/01/2017	01/01/2009	B	100,007
10,000	Burlington, VT Airport, Series B	5.850	07/01/2011	01/01/2009	B	10,011
50,000	VT HFA[1]	5.400	02/15/2012	02/15/2009	B	50,236
30,000	VT HFA (Single Family)	5.500	11/01/2021	05/01/2011	B	30,141
40,000	VT HFA (Single Family), Series 11A1	5.900	05/01/2019	08/15/2009	C	40,242

						255,654

Virginia—0.5%
780,000	Alexandria, VA IDA Pollution Control (Potomac Electric Power Company)[1]	5.375	02/15/2024	11/01/2008	B	777,925
425,000	Norfolk, VA EDA, Series B	5.625	11/01/2015	01/24/2013	A	382,424
100,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)	5.550	01/01/2031	01/01/2013	B	96,645
750,000	VA Gateway Community Devel. Authority	6.375	03/01/2030	09/02/2023	A	689,385
10,000	VA Hsg. Devel. Authority (Multifamily)[1]	6.125	05/01/2012	11/01/2008	B	10,034
8,170,000	VA Hsg. Devel. Authority (Rental Hsg.)[6]	5.550	01/01/2027	02/08/2025	A	7,534,250

						9,490,663

Washington—1.4%
10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)	5.200	11/01/2027	12/13/2022	A	9,489
20,000	Chelan County, WA Public Utility District No. 1 (Rocky Reach Hydroelectric)[1]	5.125	07/01/2023	01/01/2009	B	19,999
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	01/01/2009	B	25,014
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	12/01/2008	B	162,005
10,000	King County, WA Hsg. Authority (Rural Preservation)	5.750	01/01/2028	12/18/2023	A	9,010
115,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	12/13/2021	A	106,565
15,000	Port Chelan County, WA GO1	6.000	12/01/2011	12/01/2008	B	15,032
100,000	Port Grays Harbor, WA GO	6.375	12/01/2014	12/01/2009	B	100,785
45,000	Port of Seattle, WA Special Facility	6.000	09/01/2029	03/01/2011	B	43,541
25,000	Port Vancouver, WA GO1	5.350	12/01/2010	12/01/2008	B	25,045
245,000	Prosser, WA Water & Sewer[1]	5.400	09/01/2012	03/01/2009	B	245,402
255,000	Prosser, WA Water & Sewer[1]	5.450	09/01/2013	03/01/2009	B	255,423
795,000	Seattle, WA Hsg. Authority (Hilltop Manor/Spring Manor)	5.375	10/20/2018	03/16/2013	C	841,046
1,545,000	Seattle, WA Hsg. Authority (Hilltop Manor/Spring Manor)	5.875	10/20/2028	10/20/2013	B	1,592,246
50,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2014	07/01/2009	B	50,372
15,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2020	07/01/2009	B	14,809
F46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Washington Continued
$75,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)	5.850%	12/01/2022	12/01/2008	B	$73,231
105,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)	5.900	12/01/2027	10/24/2025	A	100,061
25,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)	5.900	06/01/2029	12/01/2028	A	23,636
1,500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)	6.000	01/01/2028	03/01/2026	A	1,304,025
15,000	Vancouver, WA Hsg. Authority (Office Building)	5.500	03/01/2028	05/27/2020	A	12,327
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	10/01/2008	B	25,044
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	10/01/2008	B	20,017
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	10/01/2008	B	30,020
10,000	WA COP (Whatcom Community College)	5.250	10/01/2013	10/01/2008	B	10,104
2,175,000	WA EDFA (Lindal Cedar Homes)	5.800	11/01/2017	11/01/2008	B	2,178,371
280,000	WA Health Care Facilities Authority (Empire Health Services)[1]	5.625	11/01/2013	11/01/2008	B	280,482
815,000	WA Health Care Facilities Authority (Empire Health Services)	5.625	11/01/2019	11/01/2008	B	815,155
125,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.300	08/15/2014	02/15/2009	B	125,185
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.400	08/15/2023	02/15/2009	B	143,385
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2014	12/01/2008	B	5,016
1,255,000	WA HFC	5.000	06/01/2021	07/01/2009	C	1,254,912
50,000	WA HFC (Presbyterian Ministries)	5.300	01/01/2019	11/07/2016	A	43,849
10,000	WA HFC (Single Family)	5.250	12/01/2017	06/01/2009	B	10,033
85,000	WA HFC (Single Family)	5.350	06/01/2030	01/09/2028	A	75,060
40,000	WA HFC (Single Family)	5.400	12/01/2024	06/08/2023	A	36,662
13,655,000	WA Tobacco Settlement Authority (TASC)	6.500	06/01/2026	04/09/2013	A	12,967,061
2,210,000	WA Tobacco Settlement Authority (TASC)	6.625	06/01/2032	07/14/2017	A	2,017,421

						25,066,840

West Virginia—0.1%
25,000	Harrison County, WV (Monangahela Power Company)	6.750	08/01/2024	08/01/2024		22,464
275,000	Harrison County, WV (Monongahela Power Company)[1]	6.250	05/01/2023	11/01/2008	B	265,232
20,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	5.500	04/01/2029	04/01/2029		17,527
25,000	Pleasants County, WV Pollution Control (Potomac Edison Company)[1]	5.500	04/01/2029	04/01/2029		21,909
F47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

West Virginia Continued
$25,000	Pleasants County, WV Pollution Control (West Penn Power Company)	5.500%		04/01/2029	04/01/2029		$21,909
1,790,000	WV Hsg. Devel. Fund[1]	5.250		11/01/2018	05/01/2010	B	1,800,078
40,000	WV Hsg. Devel. Fund[1]	5.300		11/01/2023	08/09/2021	A	36,539
50,000	WV Water Devel. Authority[1]	5.625		07/01/2030	06/10/2026	A	46,138

							2,231,796

Wisconsin—3.6%
2,085,000	Badger, WI Tobacco Asset Securitization Corp.	6.000		06/01/2017	07/12/2015	A	2,120,758
25,290,000	Badger, WI Tobacco Asset Securitization Corp.	6.125		06/01/2027	07/29/2011	C	25,446,292
28,070,000	Badger, WI Tobacco Asset Securitization Corp.	6.375		06/01/2032	06/01/2012	B	28,383,470
515,000	Badger, WI Tobacco Asset Securitization Corp.	7.000		06/01/2028	06/01/2012	B	531,506
125,000	Green Bay, WI Hsg. Authority (Moraine Ridge)	6.150		12/01/2030	12/01/2008	B	121,340
85,000	Janesville, WI Industrial Devel. (Paramount Communications)	7.000		10/15/2017	10/15/2008	B	85,723
50,000	Kenosha, WI Hsg. Authority Multifamily Hsg. (Glaser Financial Group)	6.000		11/20/2041	05/20/2010	B	50,081
240,000	Madison, WI Industrial Devel. (Madison Gas & Electric Company)[1]	5.875		10/01/2034	10/01/2034		229,188
100,000	Madison, WI Parking System	5.600		02/01/2012	02/01/2009	B	100,128
40,000	Milwaukee County, WI Airport	5.750		12/01/2025	12/01/2023	A	36,267
30,000	Milwaukee, WI Redevel. Authority (City Hall Square)	6.300		08/01/2038	02/01/2009	B	30,113
25,000	Oak Creek, WI Hsg. Authority (Wood Creek)	5.139	[3]	01/20/2010	01/20/2010		23,315
100,000	River Falls, WI Electric Utility	5.600		10/01/2008	10/01/2008		100,008
20,000	WI GO1	5.000		05/01/2012	05/01/2009	B	20,071
400,000	WI GO1	5.300		05/01/2023	11/01/2008	B	401,220
70,000	WI GO1	5.500		11/01/2026	09/07/2025	A	65,798
85,000	WI GO1	6.000		05/01/2027	11/01/2008	B	84,901
120,000	WI H&EFA (Agnesian Healthcare/Waupun Memorial Hospital Obligated Group)[1]	6.000		07/01/2030	07/01/2011	B	116,723
25,000	WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)[1]	5.750		08/15/2016	09/01/2010	B	24,999
85,000	WI H&EFA (Marshfield Clinic)[1]	5.750		02/15/2027	01/31/2023	A	82,188
430,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500		12/01/2026	12/01/2008	B	430,009
3,685,000	WI H&EFA (United Health Group)[1]	5.500		12/15/2020	12/15/2008	B	3,685,000
F48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Wisconsin Continued
$525,000	WI H&EFA (Waukesha Memorial Hospital)[1]	5.250%	08/15/2019	02/15/2009	B	$523,378
135,000	WI Hsg. & EDA[1]	5.750	03/01/2010	03/01/2010		135,599
2,995,000	WI Hsg. & EDA[1]	5.800	09/01/2017	07/01/2009	B	3,011,473
165,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	08/03/2010	C	164,502
15,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	01/01/2009	B	14,497

						66,018,547

Wyoming—0.1%
910,000	Jackson, WY National Rural Utilities Cooperative ( Lower Valley Power & Light Company)[1]	5.875	05/01/2026	06/05/2020	A	869,177
435,000	Lincoln County, WY Pollution Control (PacifiCorp)[1]	5.625	11/01/2021	11/01/2021		411,545
35,000	WY Community Devel. Authority	5.300	12/01/2017	08/27/2010	B	34,262
85,000	WY Community Devel. Authority[1]	5.600	06/01/2035	07/07/2032	A	76,128

						1,391,112

Total Municipal Bond and Notes (Cost $2,077,294,737)						1,943,266,580

Corporate Bonds and Notes—0.0%
17,002	Delta Air Lines, Inc. St. Unsec. Nts.[7] (Cost $16,833)	8.000	12/01/2015	—		7,817
Total Investments, at Value (Cost $2,077,311,570)—106.7%						1,943,274,397
Liabilities in Excess of Other Assets—(6.7)						(121,606,560)

Net Assets—100.0%						$1,821,667,837

Industry classifications are unaudited.
F49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B.	Optional call date; corresponds to the most conservative yield calculation.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $32,744,007, which represents 1.80% of the Fund’s net assets. See Note 5 of accompanying Notes.

8.	Issue is in default. See Note 1 of accompanying Notes.

9.	Non-income producing security.

10.	Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

11.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services

ADA	Atlanta Devel. Authority

AHC	Aurora Healthcare

AHF	American Housing Foundation

AHS	Adventist Health System

AMCS	Aurora Medical Center of Sheboygan County

AUS	Allegheny United Hospital

CAU	Clark Atlanta University

CC	Caritas Christi

CDA	Communities Devel. Authority

CH	Carney Hospital

CHHC	Community Health & Home Care

COP	Certificates of Participation

CV	Chippewa Valley

DKH	Day Kimball Hospital

DRIVERS	Derivative Inverse Tax Exempt Receipts

EAFC	Emery Air Freight Corp.

EDA	Economic Devel. Authority

EDC	Economic Devel. Corp.

EDFA	Economic Devel. Finance Authority

EF&CD	Environmental Facilities and Community Devel.

EWA	Emery Worldwide Airlines

FH	Foothill Hospital

FHA	Federal Housing Agency/Authority

FHS	Freeman Health System

FMC	Flagstaff Medical Center

FNMA	Federal National Mortgage Assoc.

FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.

GO	General Obligation

H&EFA	Health and Educational Facilities Authority
F50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

H&HEFA	Hospitals and Higher Education Facilities Authority

HDC	Housing Devel. Corp.

HE&HF	Higher Educational and Housing Facilities

HE&HFA	Higher Education and Health Facilities Authority

HEFA	Higher Education Facilities Authority

HFA	Housing Finance Agency

HFC	Housing Finance Corp.

HFDC	Health Facilities Devel. Corp.

HFH	Holy Family Hospital

HMH	Hartford Memorial Hospital

HNE	Healthnet of New England

HSIR	Health Systems of Indian River

HUHS	Hehnamann University Hospital System

IDA	Industrial Devel. Agency

IDC	Industrial Devel. Corp.

IHC	Intermountain Health Care

IRHS	Indian River Health Services

IRMH	Indian River Memorial Hospital

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JHF	Jewish Hospital Foundation

JHHS	Jewish Hospital Healthcare Services

JHP	JH Properties

MCP	Medical College Of Pennsylvania

NSU	Northeastern State University

OCC	Oakview Care Center

ROLs	Residual Option Longs

Res Rec	Resource Recovery Facility

SEAM	Sociedad Espanola de Auxilio Mutuo

SEMCB	St. Elizabeth’s Medical Center of Boston

SLMC	St. Luke’s Medical Center

TASC	Tobacco Settlement Asset-Backed Bonds

V.I.	United States Virgin Islands

VRHS	Valley Regional Health System
See accompanying Notes to Financial Statements.
F51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2008

Assets
Investments, at value (cost $2,077,311,570)—see accompanying statement of investments	$1,943,274,397
Cash	2,690,849
Receivables and other assets:
Investments sold (including $42,096,511 sold on a when-issued or delayed delivery basis)	48,131,043
Interest	35,034,288
Shares of beneficial interest sold	6,255,251
Other	162,664

Total assets	2,035,548,492

Liabilities
Payables and other liabilities:
Investments purchased (including $72,484,502 purchased on a when-issued or delayed delivery basis)	72,921,533
Payable for short-term floating rate notes issued (See Note 1)	93,480,000
Payable on borrowings (See Note 6)	34,300,000
Shares of beneficial interest redeemed	10,126,639
Dividends	1,419,985
Distribution and service plan fees	1,175,589
Interest expense on borrowings	113,528
Shareholder communications	98,844
Transfer and shareholder servicing agent fees	86,661
Trustees’ compensation	18,277
Other	139,599

Total liabilities	213,880,655

Net Assets	$1,821,667,837

Composition of Net Assets
Par value of shares of beneficial interest	$129,229
Additional paid-in capital	1,969,220,749
Accumulated net investment income	9,766,317
Accumulated net realized loss on investments	(23,411,285)
Net unrealized depreciation on investments	(134,037,173)

Net Assets	$1,821,667,837

F52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,252,930,743 and 88,796,743 shares of beneficial interest outstanding)	$14.11
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$14.62

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $58,024,161 and 4,115,573 shares of beneficial interest outstanding)	$14.10

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $510,712,933 and 36,316,949 shares of beneficial interest outstanding)	$14.06
See accompanying Notes to Financial Statements.
F53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2008

Investment Income

Interest	$112,869,747
Other income	1,612

Total investment income	112,871,359

Expenses

Management fees	7,672,002
Distribution and service plan fees:
Class A	3,122,708
Class B	678,362
Class C	5,301,280
Transfer and shareholder servicing agent fees:
Class A	625,543
Class B	57,006
Class C	282,175
Shareholder communications:
Class A	103,972
Class B	9,488
Class C	40,835
Interest expense and fees on short-term floating rate notes issued (See Note 1)	4,003,099
Interest expense on borrowings	2,943,962
Custodian fees and expenses	85,589
Trustees’ compensation	38,883
Accounting service fees	12,000
Other	823,248

Total expenses	25,800,152
Less reduction to custodian expenses	(38,025)

Net expenses	25,762,127

Net Investment Income	87,109,232

Realized and Unrealized Loss
Net realized loss on investments	(20,970,788)
Net change in unrealized depreciation on investments	(162,519,351)

Net Decrease in Net Assets Resulting from Operations	$(96,380,907)

See accompanying Notes to Financial Statements.
F54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2008	2007

Operations

Net investment income	$87,109,232	$78,233,508
Net realized gain (loss)	(20,970,788)	1,250,164
Net change in unrealized appreciation (depreciation)	(162,519,351)	(48,177,969)

Net increase (decrease) in net assets resulting from operations	(96,380,907)	31,305,703

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(57,878,033)	(54,511,019)
Class B	(2,572,886)	(3,006,936)
Class C	(20,434,406)	(19,652,495)

	(80,885,325)	(77,170,450)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	133,959,851	11,081,946
Class B	(11,907,871)	(17,014,907)
Class C	31,114,192	(23,024,682)

	153,166,172	(28,957,643)

Net Assets

Total decrease	(24,100,060)	(74,822,390)
Beginning of period	1,845,767,897	1,920,590,287

End of period (including accumulated net investment income of $9,766,317 and $3,542,410, respectively)	$1,821,667,837	$1,845,767,897

See accompanying Notes to Financial Statements.
F55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS September 30, 2008

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(96,380,907)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(787,294,361)
Proceeds from disposition of investment securities	855,390,634
Short-term investment securities, net	(168,140,209)
Premium amortization	10,151,587
Discount accretion	(7,678,176)
Net realized loss on investments	20,970,788
Net change in unrealized depreciation on investments	162,519,351
Increase in interest receivable	(5,871,789)
Increase in receivable for securities sold	(39,929,481)
Increase in other assets	(90,053)
Increase in payable for securities purchased	72,232,238
Decrease in payable for accrued expenses	(425,775)

Net cash provided by operating activities	15,453,847

Cash Flows from Financing Activities

Proceeds from bank borrowings	1,020,500,000
Payments on bank borrowings	(1,079,800,000)
Payments on short-term floating rate notes issued	(28,785,000)
Proceeds from shares sold	924,413,539
Payments on shares redeemed	(822,062,276)
Cash distributions paid	(27,184,224)

Net cash used in financing activities	(12,917,961)

Net increase in cash	2,535,886
Cash, beginning balance	154,963

Cash, ending balance	$2,690,849

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $53,430,533.
Cash paid for interest on bank borrowings—$3,426,704.
Cash paid for interest on short-term floating rate notes issued—$4,003,099.
See accompanying Notes to Financial Statements.
F56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$15.53	$15.91	$15.85	$15.18	$14.70

Income (loss) from investment operations:
Net investment income	.74 [1]	.69 [1]	.68 [1]	.69 [1]	.73
Net realized and unrealized gain (loss)	(1.47)	(.39)	.05	.68	.51

Total from investment operations	(.73)	.30	.73	1.37	1.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.69)	(.68)	(.67)	(.70)	(.76)

Net asset value, end of period	$14.11	$15.53	$15.91	$15.85	$15.18

Total Return, at Net Asset Value[2]	(4.86)%	1.88%	4.70%	9.17%	8.62%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,252,931	$1,239,709	$1,259,280	$943,010	$491,985

Average net assets (in thousands)	$1,259,577	$1,272,585	$1,122,551	$691,251	$371,845

Ratios to average net assets:[3]
Net investment income	4.93%	4.36%	4.34%	4.41%	4.94%
Expenses excluding interest and fees from short-term floating rate notes issued	0.93%	0.90%	0.89%	0.93%	0.96%
Interest and fees from short-term floating rate notes issued[4]	0.22%	0.28%	0.25%	0.16%	0.11%

Total expenses	1.15%	1.18%	1.14%	1.09%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.14%	1.18%	1.14%	1.08%	1.07%

Portfolio turnover rate	49%	16%	19%	20%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$15.51	$15.90	$15.84	$15.17	$14.69

Income (loss) from investment operations:
Net investment income	.62 [1]	.57 [1]	.56 [1]	.58 [1]	.63
Net realized and unrealized gain (loss)	(1.46)	(.41)	.04	.67	.50

Total from investment operations	(.84)	.16	.60	1.25	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(.55)	(.54)	(.58)	(.65)

Net asset value, end of period	$14.10	$15.51	$15.90	$15.84	$15.17

Total Return, at Net Asset Value[2]	(5.56)%	1.03%	3.90%	8.34%	7.81%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$58,024	$76,085	$95,056	$105,404	$95,267

Average net assets (in thousands)	$67,746	$85,328	$101,464	$101,504	$84,577

Ratios to average net assets:[3]
Net investment income	4.14%	3.59%	3.59%	3.70%	4.21%
Expenses excluding interest and fees from short-term floating rate notes issued	1.73%	1.68%	1.67%	1.69%	1.72%
Interest and fees from short-term floating rate notes issued[4]	0.22%	0.28%	0.25%	0.16%	0.11%

Total expenses	1.95%	1.96%	1.92%	1.85%	1.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.94%	1.96%	1.92%	1.85%	1.83%

Portfolio turnover rate	49%	16%	19%	20%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class C Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$15.48	$15.86	$15.81	$15.14	$14.66

Income (loss) from investment operations:
Net investment income	.63 [1]	.57 [1]	.57 [1]	.57 [1]	.63
Net realized and unrealized gain (loss)	(1.47)	(.39)	.03	.68	.50

Total from investment operations	(.84)	.18	.60	1.25	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.58)	(.56)	(.55)	(.58)	(.65)

Net asset value, end of period	$14.06	$15.48	$15.86	$15.81	$15.14

Total Return, at Net Asset Value[2]	(5.60)%	1.13%	3.87%	8.38%	7.85%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$510,713	$529,974	$566,254	$522,684	$306,784

Average net assets (in thousands)	$529,924	$551,823	$557,832	$406,498	$243,380

Ratios to average net assets:[3]
Net investment income	4.18%	3.62%	3.60%	3.68%	4.20%
Expenses excluding interest and fees from short-term floating rate notes issued	1.69%	1.65%	1.64%	1.66%	1.69%
Interest and fees from short-term floating rate notes issued[4]	0.22%	0.28%	0.25%	0.16%	0.11%

Total expenses	1.91%	1.93%	1.89%	1.82%	1.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.90%	1.93%	1.89%	1.82%	1.80%

Portfolio turnover rate	49%	16%	19%	20%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded
F60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$72,484,502
Sold securities	42,096,511
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $99,914,410 as of September 30, 2008, which represents 4.91% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”)
F61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2008, municipal bond holdings with a value of $128,353,034 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $93,480,000 in short-term floating rate notes issued and outstanding at that date.
At September 30, 2008, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$ 4,000,000	Chicago, IL O’Hare International Airport (General Airport), Series A DRIVERS	2.560%	1/1/23	$3,440,000
500,000	Denver, CO City & County Airport ROLs[3]	7.590	11/15/14	529,250
750,000	Denver, CO City & County Airport ROLs[3]	7.590	11/15/15	782,400
750,000	Denver, CO City & County Airport ROLs[3]	7.590	11/15/16	770,445
500,000	Denver, CO City & County Airport ROLs[3]	7.590	11/15/18	502,120
1,695,000	HI Airports System ROLs[3]	4.740	7/1/18	1,460,175
3,740,000	Lee County, FL Airport ROLs	5.090	10/1/32	2,993,795
5,000,000	NY Tobacco Settlement Financing Corp. DRIVERS	2.460	6/1/17	5,117,750
4,710,000	RI Student Loan Authority ROLs	2.371	12/1/23	3,345,701
6,200,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	—	12/1/38	5,178,674
4,870,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	—	6/1/39	4,319,057
2,300,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs	2.490	12/1/38	1,726,104
F62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$1,850,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	3.330%	6/1/39	$1,513,633
2,000,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	2.130	6/1/39	1,784,680
2,045,000	VA Hsg. Devel. Authority ROLs	1.530	1/1/27	1,409,250
				$34,873,034

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages F50 and F51 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2008, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $36,640,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $6,237,019, representing 0.34% of the Fund’s net assets, were in default.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation Based
on Cost of Securities
Undistributed	Undistributed		and Other Investments
Net Investment	Long-Term	Accumulated Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$12,739,068	$—	$23,540,386	$133,908,071

1.	As of September 30, 2008, the Fund had $2,826,616 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2008, details of the capital loss carryforwards were as follows:

Expiring

2012	$662,053
2015	70,040
2016	2,094,523

Total	$2,826,616

2.	As of September 30, 2008, the Fund had $20,713,770 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

3.	During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 was as follows:

	Year Ended	Year Ended
	September 30, 2008	September 30, 2007

Distributions paid from:
Exempt-interest dividends	$80,752,207	$76,614,003
Ordinary income	133,118	556,447
Long-term capital gain	—	—
Return of capital	—	—

Total	$80,885,325	$77,170,450

F64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,983,614,501

Gross unrealized appreciation	$6,956,106
Gross unrealized depreciation	(140,864,177)

Net unrealized depreciation	$(133,908,071)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2008		Year Ended September 30, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	47,552,005	$718,655,734	32,035,735	$506,811,879
Dividends and/or distributions reinvested	2,719,208	40,874,240	2,474,563	39,124,040
Redeemed	(41,319,485)	(625,570,123)	(33,819,817)	(534,853,973)

Net increase	8,951,728	$133,959,851	690,481	$11,081,946

Class B
Sold	657,208	$9,834,214	339,241	$5,354,471
Dividends and/or distributions reinvested	108,002	1,625,197	117,262	1,853,139
Redeemed	(1,553,817)	(23,367,282)	(1,531,258)	(24,222,517)

Net decrease	(788,607)	$(11,907,871)	(1,074,755)	$(17,014,907)

Class C
Sold	13,081,024	$196,909,202	6,701,772	$105,676,863
Dividends and/or distributions reinvested	729,699	10,931,096	674,687	10,634,620
Redeemed	(11,737,339)	(176,726,106)	(8,832,619)	(139,336,165)

Net increase (decrease)	2,073,384	$31,114,192	(1,456,160)	$(23,024,682)

F66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$787,294,361	$855,390,634
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Accounting Services Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2008, the Fund paid $970,312 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans,
F67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25 % per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class C shares was $10,531,464. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$491,592	$136,056	$109,696	$99,535
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not
F68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.907% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.907%. Details of the borrowings for the year ended September 30, 2008 are as follows:

Average Daily Loan Balance	$78,543,716
Average Daily Interest Rate	3.681%
Fees Paid	$481,603
Interest Paid	$3,426,704
7. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
8. Change In Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
F70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Oppenheimer Limited Term Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, including the statement of investments, as of September 30, 2008, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
November 18, 2008
F71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

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F72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended September 30, 2008 are eligible for the corporate dividend-received deduction. 99.84% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald Fielding, Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load short-intermediate municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers).
     The Board considered that the Fund outperformed its performance universe median during the three-, five-, and ten-year periods, though it underperformed its performance universe median during the one-year period. The Board considered the Manager’s explanation that the Fund experienced a challenging second half of 2007 due to, among other things, the Rochester Team’s distinctive focus on inefficient areas of the municipal bond markets.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other short-intermediate municipal debt funds and other funds with comparable asset levels and distribution
33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
features. The Board noted that the Fund’s actual management fees were lower than its peer group median and the total expenses were slightly lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non- profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002–2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997–2003), Great Frontier Insurance (1995–2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994–2000) and Frontier Title (title insurance agency) (1995–2000); former Director of the following: UNUMProvident (insurance company) (1991–2004), Storage Technology Corporation (computer equipment company) (1991–2003) and International Family Entertainment (television channel) (1992–1997); U.S. Senator (January 1979–January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1998) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991–April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989–April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996–April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987–April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2001) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000–June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974–June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994–June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1990) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999–October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998–February 2003 and February 2005–February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following:

Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002–2005) and Chairman of Trustees (2006–2007) of the Community Hospital of Monterey Peninsula; Director (October 1991–2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991–April 2000); Member of the investment committees of The Rockefeller Foundation (2001–2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994–January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996–June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989–June 2004); Member of the investment committee of Hartford Hospital (2000–2003); and Advisor to Unilever (Holland) pension fund (2000–2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996–April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993–2000); Director of Jones Knowledge, Inc. (2001–July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997–February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2001) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000–February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001–December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924 and for Messrs. Fielding, Loughran, Cottier, Willis and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Ronald H. Fielding, Vice President and Senior Portfolio Manager (since 2002) Age: 59	Senior Vice President of the Manager (since January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 44	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001–July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 36	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 35	Assistant Vice President of the Manager (since July 2005). Portfolio Manager of the Fund (from May 2003 to December 2005). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 51	Director of the Rochester Credit Analysis team (since 2003) and a Vice President of the Manager (since 1997); headed Rochester’s Credit Analysis team (since 1993).

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mark S. Vandehey, Continued	Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999–October 2003) and OppenheimerFunds Legacy Program (April 2000–June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998–July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008) of the Manager; Associate Counsel of the Manager (May 2004–May 2008); First Vice President (April 2001–April 2004), Associate General Counsel (December 2000–April 2004) of UBS Financial Services, Inc. (formerly PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.
39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 43	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Bowen and Cameron are “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $47,850 in fiscal 2008 and $37,500 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such fees include professional services for 22c-2 program.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/11/2008

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/11/2008